UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

April 30, 2008

1.800337.104

MOG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.3%
3.593% 9/1/33 (d)	$ 1,235	$ 1,246
3.713% 6/1/33 (d)	3,663	3,705
3.745% 10/1/33 (d)	359	359
3.786% 6/1/33 (d)	4,123	4,112
3.797% 4/1/33 (d)	765	765
3.816% 10/1/33 (d)	3,286	3,308
3.873% 9/1/33 (d)	3,503	3,557
3.942% 8/1/33 (d)	1,637	1,654
3.971% 6/1/33 (d)	1,375	1,372
3.992% 4/1/34 (d)	4,134	4,165
4.016% 6/1/34 (d)	7,499	7,470
4.023% 3/1/34 (d)	7,649	7,717
4.103% 7/1/34 (d)	10,066	10,166
4.109% 4/1/34 (d)	4,734	4,732
4.119% 5/1/34 (d)	3,951	3,981
4.134% 2/1/35 (d)	13,852	13,913
4.163% 8/1/34 (d)	2,013	2,025
4.168% 12/1/33 (d)	2,914	2,951
4.177% 9/1/33 (d)	2,486	2,507
4.189% 10/1/33 (d)	3,521	3,564
4.196% 11/1/34 (d)	3,555	3,560
4.234% 1/1/34 (d)	947	956
4.257% 10/1/33 (d)	149	151
4.291% 3/1/33 (d)	180	181
4.372% 6/1/35 (d)	1,131	1,144
4.399% 10/1/34 (d)	1,816	1,828
4.452% 5/1/34 (d)	4,456	4,461
4.494% 3/1/35 (d)	1,462	1,477
4.502% 6/1/33 (d)	121	123
4.52% 5/1/35 (d)	997	1,001
4.526% 7/1/35 (d)	1,255	1,267
4.57% 10/1/35 (d)	91	92
4.614% 1/1/34 (d)	8,764	8,924
4.638% 4/1/35 (d)	135	137
4.656% 8/1/35 (d)	4,029	4,106
4.669% 6/1/35 (d)	1,305	1,319
4.683% 8/1/35 (d)	1,963	1,985
4.692% 8/1/35 (d)	1,835	1,856
4.696% 2/1/36 (d)	4,835	4,872
4.737% 8/1/34 (d)	6,148	6,162
4.751% 1/1/35 (d)	1,313	1,327
4.751% 9/1/36 (d)	3,359	3,412
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.771% 12/1/34 (d)	$ 360	$ 363
4.814% 10/1/35 (d)	805	812
4.819% 9/1/34 (d)	1,519	1,533
4.832% 10/1/34 (d)	3,781	3,816
4.841% 1/1/35 (d)	1,342	1,359
4.848% 9/1/34 (d)	1,711	1,728
4.869% 9/1/34 (d)	565	573
4.906% 3/1/33 (d)	1,044	1,056
4.958% 9/1/34 (d)	465	470
5.017% 7/1/34 (d)	173	176
5.023% 1/1/35 (d)	7,196	7,223
5.06% 10/1/36 (d)	8,721	8,804
5.071% 8/1/34 (d)	252	253
5.081% 5/1/35 (d)	1,956	1,975
5.086% 9/1/34 (d)	329	332
5.111% 3/1/34 (d)	5,893	5,963
5.135% 3/1/35 (d)	177	179
5.151% 7/1/35 (d)	1,587	1,606
5.166% 8/1/33 (d)	445	449
5.237% 11/1/36 (d)	1,202	1,225
5.247% 6/1/35 (d)	1,429	1,444
5.303% 12/1/34 (d)	452	457
5.309% 7/1/35 (d)	150	151
5.357% 1/1/36 (d)	4,147	4,210
5.444% 11/1/36 (d)	4,116	4,183
5.473% 6/1/47 (d)	801	814
5.491% 3/1/35 (d)	84	85
5.5% 11/1/13 to 3/1/20 (c)	14,239	14,446
5.512% 2/1/37 (d)	10,237	10,401
5.616% 4/1/37 (d)	4,512	4,593
5.758% 4/1/36 (d)	4,449	4,552
5.812% 1/1/35 (d)	5,543	5,606
5.835% 5/1/34 (d)	9,720	9,843
5.854% 3/1/36 (d)	3,488	3,571
5.864% 12/1/35 (d)	4,269	4,324
5.906% 5/1/36 (d)	3,284	3,359
5.969% 3/1/33 (d)	174	177
6.048% 1/1/35 (d)	4,324	4,382
6.245% 2/1/35 (d)	13,091	13,133
6.284% 2/1/33 (d)	329	330
6.398% 7/1/36 (d)	6,875	7,079
6.5% 10/1/17 to 7/1/32	13,389	13,950
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 11/1/16 to 3/1/17	$ 1,648	$ 1,730
7.5% 5/1/08 to 4/1/17	1,402	1,460
8.5% 12/1/27	208	225
9.5% 9/1/30	464	518
10.25% 10/1/18	10	11
11.5% 5/1/14 to 7/1/15	25	27
12.5% 11/1/13 to 7/1/16	55	62
13.25% 9/1/11	30	33
		288,661
Freddie Mac - 5.2%
3.764% 10/1/33 (d)	4,171	4,213
3.899% 6/1/33 (d)	4,776	4,829
4.071% 6/1/33 (d)	4,977	5,048
4.12% 7/1/35 (d)	2,557	2,578
4.172% 1/1/35 (d)	5,493	5,550
4.311% 6/1/33 (d)	4,776	4,764
4.377% 9/1/36 (d)	17,147	17,332
4.493% 6/1/35 (d)	10,602	10,610
4.649% 6/1/33 (d)	1,632	1,623
4.665% 6/1/35 (d)	8,449	8,544
4.673% 5/1/35 (d)	3,470	3,451
4.688% 3/1/34 (d)	5,306	5,305
4.87% 10/1/35 (d)	2,220	2,254
4.962% 10/1/36 (d)	2,288	2,311
5.071% 3/1/36 (d)	10,518	10,651
5.204% 12/1/35 (d)	1,963	1,990
5.271% 11/1/35 (d)	2,005	2,025
5.352% 10/1/35 (d)	6,964	7,094
5.43% 3/1/37 (d)	706	715
5.5% 11/1/17 to 1/1/25 (c)	11,580	11,724
5.612% 3/1/35 (d)	7,532	7,598
5.645% 4/1/36 (d)	2,288	2,332
5.728% 6/1/37 (d)	11,949	12,153
5.802% 11/1/36 (d)	6,771	6,916
5.841% 5/1/37 (d)	797	809
6.294% 3/1/33 (d)	102	104
6.375% 8/1/34 (d)	935	944
6.51% 7/1/36 (d)	4,352	4,394
6.586% 10/1/36 (d)	11,181	11,511
6.737% 9/1/36 (d)	18,357	18,956
8.5% 2/1/09 to 6/1/25	50	54
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 7/1/08 to 4/1/21	$ 46	$ 48
9.5% 7/1/30	74	83
10% 1/1/09 to 11/1/19	204	224
10.25% 2/1/09 to 11/1/16	45	47
10.5% 5/1/10	1	1
11.25% 2/1/10	6	6
12% 5/1/10 to 6/1/15	48	54
12.5% 11/1/12 to 5/1/15	64	72
13% 5/1/14 to 11/1/14	9	11
13.5% 1/1/13 to 12/1/14	5	6
		178,934
Government National Mortgage Association - 81.4%
3.5% 3/20/34	1,210	1,091
3.5% 5/20/35 (d)	1,563	1,544
3.5% 6/20/35 (d)	1,601	1,579
3.75% 4/20/35 (d)	603	596
4% 11/20/33	1,392	1,282
4% 4/20/35 (d)	8,471	8,439
4% 5/20/35 (d)	9,503	9,465
4.5% 7/20/33 to 4/20/34	49,347	46,891
4.5% 5/20/34 (d)	1,020	1,033
4.5% 3/20/35 (d)	691	685
4.75% 4/20/34 (d)	16,482	16,449
4.75% 6/20/34 (d)	15,892	15,860
4.75% 10/20/35 (d)	4,404	4,430
5% 8/15/18 to 4/20/36 (c)	344,287	342,299
5% 4/20/37 (d)	41,118	41,607
5.25% 7/20/34 (d)	857	866
5.25% 7/20/34 (d)	2,343	2,374
5.5% 12/20/18 to 3/20/38	428,271	434,966
5.5% 9/20/34 (d)	3,783	3,832
5.5% 6/20/35 (d)	2,934	2,953
5.5% 5/1/38 (a)	52,200	52,876
5.5% 5/1/38 (a)	50,000	50,531
5.5% 5/1/38 (a)	50,000	50,531
5.5% 5/1/38 (a)	48,000	48,621
5.5% 5/1/38 (a)	26,000	26,276
5.5% 5/1/38 (a)	53,000	53,686
5.5% 5/1/38 (a)	79,000	80,022
5.5% 5/1/38 (a)	26,000	26,276
5.5% 5/1/38 (a)	1,000	1,013
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 5/1/38 (a)	$ 500	$ 506
5.5% 5/1/38 (a)	500	506
5.5% 5/20/38 (a)	4,000	4,052
5.5% 5/20/38 (a)	6,000	6,078
5.5% 5/20/38 (a)	3,000	3,032
5.5% 5/20/38 (a)	5,000	5,065
5.5% 5/20/38 (a)	5,000	5,053
5.5% 5/20/38 (a)	1,000	1,013
5.5% 5/20/38 (a)	380	385
5.5% 5/20/38 (a)	100	101
5.5% 6/1/38 (a)	26,000	26,200
5.75% 8/20/35 (d)	615	628
6% 8/15/17 to 12/15/37	846,285	876,051
6% 5/1/38 (a)(b)	53,000	54,436
6% 5/1/38 (a)	3,000	3,080
6% 5/1/38 (a)	1,000	1,027
6% 5/1/38 (a)	500	513
6% 5/1/38 (a)	500	513
6% 5/20/38 (a)	380	390
6% 5/20/38 (a)	100	103
6% 5/20/38 (a)	60,000	61,626
6.5% 4/15/23 to 12/15/37 (b)	262,601	275,302
7% 10/20/16 to 9/20/34	99,142	105,176
7.25% 9/15/27	252	269
7.395% 6/20/25 to 11/20/27	1,776	1,888
7.5% 5/15/17 to 9/20/32	39,065	41,692
8% 7/15/08 to 7/15/32	10,160	10,943
8.5% 7/15/08 to 2/15/31	3,431	3,713
9% 2/15/09 to 5/15/30	1,486	1,648
9.5% 12/20/15 to 4/20/17	528	585
10.5% 1/15/14 to 5/15/19	631	711
13% 2/15/11 to 1/15/15	108	124
13.5% 7/15/10 to 1/15/15	17	19
		2,820,501
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,253,696)		3,288,096
Asset-Backed Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.045% 9/25/35 (d) (Cost $5,584)	$ 5,584	$ 5,538
Collateralized Mortgage Obligations - 16.6%

U.S. Government Agency - 16.6%
Fannie Mae:
floater Series 2007-95 Class A1, 3.145% 8/27/36 (c)(d)	29,556	29,353
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	3,907	547
Series 2006-48 Class LF, 0% 8/25/34 (d)	206	205
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,600	2,669
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (e)	2,513	546
Series 339 Class 5, 5.5% 7/1/33 (e)	3,975	862
Series 343 Class 16, 5.5% 5/1/34 (e)	2,859	611
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 3.0159% 4/15/17 (d)	2,411	2,395
Series 3094 Class UF, 0% 9/15/34 (d)	1,177	940
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	3,524	3,680
Series 2787 Class OI, 5.5% 10/15/24 (e)	1,855	39
Series 40 Class K, 6.5% 8/17/24	1,565	1,623
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	6,626	6,876
Series 2601 Class TI, 5.5% 10/15/22 (e)	16,243	2,430
Series 2750 Class ZT, 5% 2/15/34	6,303	5,174
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,266
Series 2957 Class SW, 3.2841% 4/15/35 (d)(e)	11,504	628
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	47,553	46,652
Class ZJ, 6% 10/20/32	24,322	24,342
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 3.15% 5/20/31 (d)	623	613
Series 2002-41 Class HF, 3.1131% 6/16/32 (d)	704	695
Series 2007-22 Class TC, 0% 4/20/37 (d)	2,172	2,411
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 15,971	$ 16,299
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,017	1,090
Series 2000-26 Class PK, 7.5% 9/20/30	2,657	2,725
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,480
Series 2002-5 Class PD, 6.5% 5/16/31	5,621	5,671
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,699
Series 2003-31 Class PI, 5.5% 4/16/30 (e)	2,772	138
Series 2003-7 Class IN, 5.5% 1/16/28 (e)	769	1
Series 2003-70 Class LE, 5% 7/20/32	44,000	43,241
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,353	2,345
Class DP, 5.5% 3/20/34	3,895	3,966
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,714
Class UA, 3.5% 2/20/32	4,501	4,429
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,959
Series 2004-98 Class IG, 5.5% 2/20/30 (e)	2,581	229
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	6,711	576
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,388
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,610
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,459
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,425
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,666
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	733	784
Series 2001-40 Class Z, 6% 8/20/31	7,999	8,104
Series 2002-18 Class ZB, 6% 3/20/32	7,840	7,979
Series 2002-29 Class SK, 8.25% 5/20/32 (d)	346	369
Series 2002-42 Class ZA, 6% 6/20/32	4,495	4,523
Series 2002-45 Class Z, 6% 6/20/32	2,836	2,875
Series 2002-67 Class ZA, 6% 9/20/32	85,799	88,641
Series 2003-7 Class VP, 6% 11/20/13	4,499	4,559
Series 2004-65 Class VE, 5.5% 7/20/15	4,318	4,417
Series 2004-86 Class G, 6% 10/20/34	6,273	6,623
Series 2005-28 Class AJ, 5.5% 4/20/35	31,141	31,463
Series 2005-47 Class ZY, 6% 6/20/35	4,739	4,492
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	931
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,109
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 1995-6 Class Z, 7% 9/20/25	$ 2,086	$ 2,212
Series 2003-11 Class S, 3.8369% 2/16/33 (d)(e)	9,741	689
Series 2003-92 Class SN, 3.7169% 10/16/33 (d)(e)	29,109	2,192
Series 2004-32 Class GS, 3.7869% 5/16/34 (d)(e)	2,673	184
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	945
Series 2006-13 Class DS, 6.9% 3/20/36 (d)	42,452	38,755
Series 2007-18 Class S, 4.0869% 4/16/37 (d)(e)	44,959	3,408
Series 2007-35 Class SC, 23.9212% 6/16/37 (d)	15,202	20,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $565,681)		573,318
Commercial Mortgage Securities - 0.4%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (d)(e)	7,359	57
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.8076% 1/17/38 (d)(e)	21,240	284
Series 1998-M4 Class N, 0.7231% 2/25/35 (d)(e)	7,120	59
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.1075% 9/16/41 (d)(e)	129,935	2,152
Series 2001-12 Class X, 0.8011% 7/16/40 (d)(e)	39,397	554
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8367% 9/16/42 (d)(e)	119,244	3,466
Series 2002-62 Class IO, 1.4114% 8/16/42 (d)(e)	80,413	2,412
Series 2002-85 Class X, 1.7317% 3/16/42 (d)(e)	65,149	4,228
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,495)		13,212
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (Cost $118,529)	$ 118,536	$ 118,529
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $3,977,985)		3,998,693
NET OTHER ASSETS - (15.5)%		(535,289)
NET ASSETS - 100%		$ 3,463,404
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.554% with Credit Suisse First Boston	April 2013	$ 54,000	523
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.0075% with Bank of America	March 2018	28,000	762
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.92% with Morgan Stanley, Inc.	Sept. 2012	75,000	(3,939)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.32% with Morgan Stanley, Inc.	July 2010	40,000	(2,380)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.523% with JPMorgan Chase, Inc.	August 2017	12,000	(1,175)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.524% with Credit Suisse First Boston	June 2009	121,000	(5,615)
		$ 330,000	$ (11,824)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,919,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$118,529,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 15,993
Barclays Capital, Inc.	88,689
UBS Securities LLC	12,739
WestLB AG	1,108
$ 118,529
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,979,650,000. Net unrealized appreciation aggregated $19,043,000, of which $53,169,000 related to appreciated investment securities and $34,126,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

April 30, 2008

1.800338.104

GOV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.8%
Fannie Mae:
2.5% 4/9/10	$ 14,000	$ 13,926
3.625% 2/12/13 (b)	104,505	104,615
4.75% 11/19/12	29,255	30,736
4.875% 4/15/09	43,349	44,238
4.875% 5/18/12	170,000	179,145
5.125% 4/15/11	188,800	199,507
5.375% 6/12/17	212,163	229,319
6% 5/15/11	53,715	57,833
6.625% 9/15/09	149,585	157,092
Federal Home Loan Bank 5.375% 8/19/11	35,350	37,736
Freddie Mac:
3.5% 5/29/13 (b)	103,800	103,136
4.75% 3/5/12	10,000	10,490
4.875% 2/9/10	27,220	28,169
5% 6/11/09 (b)	100,000	102,442
5% 1/30/14	25,000	26,484
5.125% 4/18/11	31,220	33,000
5.25% 5/21/09	154,235	158,258
5.25% 7/18/11	29,530	31,346
5.5% 8/23/17	2,000	2,183
5.75% 1/15/12	1,686	1,829
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23 (f)	110,500	121,353
6.8% 2/15/12	30,000	31,695
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,883	6,302
6.99% 5/21/16	20,242	22,994
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,352
5.66% 9/15/11 (c)	18,000	19,361
5.685% 5/15/12	24,035	26,053
6.67% 9/15/09	3,500	3,680
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,675	5,609
Series 2002-20K Class 1, 5.08% 11/1/22	13,568	13,676
Series 2003-P10B, Class 1 5.136% 8/10/13	8,849	8,926
Series 2004-20H Class 1, 5.17% 8/1/24	3,521	3,547
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority 5.375% 4/1/56	$ 8,429	$ 8,872
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,866,420
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	138,736	145,901
2.375% 4/15/11	100,244	105,899
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		251,800
U.S. Treasury Obligations - 32.0%
U.S. Treasury Bonds:
4.375% 2/15/38	73,700	72,266
4.75% 2/15/37 (f)	19,000	19,797
5% 5/15/37 (b)	139,000	150,641
6.125% 8/15/29 (b)	162,102	197,587
6.25% 8/15/23	1,500	1,805
8% 11/15/21 (f)	146,794	201,899
U.S. Treasury Notes:
1.75% 3/31/10 (b)	248,922	246,569
2% 2/28/10 (b)	96,125	95,697
2.125% 1/31/10 (b)	298,280	297,697
2.5% 3/31/13	43,781	42,721
2.75% 2/28/13 (b)	54,231	53,536
3.125% 11/30/09 (b)	29,100	29,527
3.125% 4/30/13	2,700	2,711
3.375% 11/30/12 (b)	209,450	212,608
3.5% 2/15/18 (b)	43,000	42,086
3.625% 12/31/12 (b)	32,788	33,669
3.875% 10/31/12	8,500	8,816
4% 9/30/09	3,000	3,077
4.25% 11/15/14 (b)	77,185	81,665
4.25% 11/15/17 (b)	186,000	193,208
4.5% 2/28/11	4,190	4,427
4.625% 8/31/11	593	632
4.625% 7/31/12	20	21
4.625% 11/15/16 (b)	117,000	125,391
4.75% 5/15/14 (b)	78,733	85,598
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17 (b)	$ 231,000	$ 248,866
5.125% 5/15/16	264,330	292,642
TOTAL U.S. TREASURY OBLIGATIONS		2,745,159
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,792,555)		4,863,379
U.S. Government Agency - Mortgage Securities - 32.8%

Fannie Mae - 23.0%
3.706% 10/1/33 (g)	622	627
3.745% 10/1/33 (g)	592	592
3.75% 1/1/34 (g)	511	516
3.861% 6/1/33 (g)	401	400
3.878% 6/1/33 (g)	2,047	2,040
3.902% 5/1/33 (g)	3,591	3,581
3.907% 5/1/33 (g)	165	166
3.908% 5/1/34 (g)	5,786	5,831
3.92% 5/1/34 (g)	4,051	4,080
3.97% 9/1/33 (g)	5,923	5,963
3.999% 4/1/34 (g)	9,256	9,341
4% 9/1/13 to 6/1/20	23,696	23,037
4% 3/1/34 (g)	8,366	8,442
4.024% 6/1/34 (g)	8,337	8,404
4.076% 10/1/18 (g)	372	376
4.138% 5/1/33 (g)	5,923	5,969
4.168% 1/1/35 (g)	1,325	1,332
4.191% 6/1/34 (g)	9,111	9,176
4.234% 1/1/34 (g)	1,825	1,843
4.25% 2/1/35 (g)	666	670
4.257% 10/1/33 (g)	279	282
4.287% 6/1/34 (g)	11,541	11,631
4.291% 3/1/33 (g)	250	252
4.296% 3/1/33 (g)	311	313
4.297% 4/1/33 (g)	107	108
4.311% 1/1/35 (g)	7,919	7,975
4.341% 1/1/35 (g)	733	738
4.343% 10/1/19 (g)	1,057	1,064
4.344% 5/1/35 (g)	410	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 2/1/34 (g)	$ 1,070	$ 1,081
4.363% 11/1/35 (g)	25,591	25,895
4.388% 2/1/35 (g)	1,003	1,010
4.397% 8/1/33 (g)	961	960
4.399% 10/1/34 (g)	3,495	3,518
4.416% 8/1/34 (g)	1,761	1,779
4.428% 11/1/33 (g)	1,337	1,349
4.431% 3/1/35 (g)	1,027	1,035
4.476% 12/1/34 (g)	515	519
4.486% 1/1/35 (g)	4,813	4,856
4.499% 1/1/35 (g)	670	669
4.5% 2/1/18 to 4/1/20	14,225	14,183
4.502% 6/1/33 (g)	231	234
4.52% 5/1/35 (g)	1,672	1,677
4.521% 3/1/35 (g)	451	456
4.526% 7/1/35 (g)	2,135	2,156
4.551% 5/1/35 (g)	513	519
4.57% 10/1/35 (g)	273	276
4.577% 7/1/35 (g)	2,502	2,499
4.638% 4/1/35 (g)	227	230
4.644% 10/1/34 (g)	3,041	3,068
4.686% 9/1/34 (g)	11,989	12,106
4.712% 7/1/34 (g)	1,735	1,755
4.717% 2/1/35 (g)	5,894	5,960
4.731% 12/1/35 (g)	53,611	54,130
4.771% 12/1/34 (g)	603	608
4.772% 12/1/35 (g)	3,731	3,774
4.784% 7/1/35 (g)	4,250	4,304
4.803% 11/1/34 (g)	1,897	1,916
4.804% 6/1/35 (g)	2,777	2,811
4.814% 10/1/35 (g)	1,587	1,601
4.832% 1/1/35 (g)	9,539	9,641
4.836% 9/1/34 (g)	7,993	8,069
4.852% 7/1/34 (g)	4,973	5,033
4.852% 10/1/34 (g)	6,937	7,007
4.855% 7/1/35 (g)	5,378	5,450
4.88% 5/1/35 (g)	1,697	1,720
4.884% 8/1/34 (g)	4,547	4,590
4.932% 8/1/34 (g)	8,012	8,061
4.952% 3/1/35 (g)	4,699	4,758
4.966% 11/1/35 (g)	7,665	7,703
4.971% 2/1/35 (g)	4,740	4,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.996% 2/1/34 (g)	$ 6,941	$ 7,056
5% 6/1/14 to 9/1/37	288,718	286,962
5.017% 7/1/34 (g)	328	333
5.058% 1/1/37 (g)	5,643	5,723
5.071% 8/1/34 (g)	472	473
5.082% 7/1/34 (g)	1,805	1,833
5.083% 1/1/34 (g)	58	58
5.086% 9/1/34 (g)	658	665
5.107% 10/1/35 (g)	3,807	3,870
5.128% 8/1/34 (g)	5,538	5,601
5.135% 3/1/35 (g)	353	358
5.142% 8/1/36 (g)	24,506	24,853
5.165% 3/1/36 (g)	12,697	12,918
5.166% 8/1/33 (g)	833	840
5.212% 5/1/35 (g)	5,148	5,230
5.247% 6/1/35 (g)	2,421	2,445
5.257% 12/1/36 (g)	2,425	2,460
5.283% 4/1/36 (g)	4,760	4,887
5.303% 12/1/34 (g)	868	878
5.304% 3/1/36 (g)	34,894	35,561
5.309% 7/1/35 (g)	279	282
5.312% 7/1/35 (g)	2,037	2,070
5.369% 2/1/37 (g)	2,509	2,552
5.37% 2/1/36 (g)	6,860	6,967
5.378% 2/1/37 (g)	12,258	12,454
5.445% 8/1/36 (g)	5,812	5,939
5.491% 3/1/35 (g)	159	161
5.5% 4/1/09 to 6/1/37	547,268	553,407
5.5% 5/1/38 (d)(e)	4,367	4,393
5.5% 5/1/38 (d)(e)	4,200	4,225
5.5% 5/1/38 (d)(e)	3,200	3,219
5.5% 5/13/38 (d)(e)	5,000	5,030
5.5% 5/13/38 (d)(e)	7,233	7,276
5.5% 5/13/38 (d)(e)	3,000	3,018
5.588% 3/1/35 (g)	442	444
5.59% 2/1/36 (g)	2,844	2,906
5.645% 4/1/36 (g)	11,423	11,675
5.664% 6/1/36 (g)	6,783	6,927
5.695% 1/1/36 (g)	29,886	30,534
5.791% 3/1/36 (g)	7,909	8,086
5.792% 5/1/36 (g)	3,127	3,192
5.796% 1/1/36 (g)	2,417	2,472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.826% 5/1/36 (g)	$ 17,493	$ 17,889
5.854% 3/1/36 (g)	7,481	7,660
5.865% 6/1/35 (g)	1,882	1,922
5.875% 3/1/36 (g)	6,403	6,547
5.894% 12/1/36 (g)	4,190	4,296
5.924% 5/1/36 (g)	4,940	5,066
5.949% 2/1/35 (g)	164	167
5.95% 5/1/36 (g)	2,570	2,635
5.969% 3/1/33 (g)	327	332
6% 4/1/12 to 1/1/38	211,937	218,110
6% 5/13/38 (d)(e)	5,000	5,110
6.01% 4/1/36 (g)	47,723	48,875
6.023% 12/1/36 (g)	28,132	28,862
6.066% 4/1/36 (g)	24,561	25,182
6.095% 3/1/37 (g)	4,492	4,618
6.163% 4/1/36 (g)	4,530	4,647
6.226% 3/1/37 (g)	1,494	1,538
6.229% 5/1/36 (g)	12,923	13,289
6.231% 2/1/35 (g)	392	397
6.239% 6/1/36 (g)	681	696
6.284% 2/1/33 (g)	648	650
6.301% 10/1/36 (g)	20,958	21,577
6.378% 2/1/35 (g)	164	165
6.5% 2/1/12 to 12/1/37	114,107	118,415
6.551% 9/1/36 (g)	8,934	9,220
7% 7/1/13 to 7/1/32	5,032	5,305
7.5% 8/1/10 to 4/1/29	110	114
8.5% 1/1/15 to 7/1/31	512	550
9% 11/1/11 to 5/1/14	513	531
9.5% 11/15/09 to 10/1/20	702	767
11% 8/1/10	7	7
11.25% 5/1/14	8	9
11.5% 6/15/19 to 1/15/21	1,121	1,255
12.5% 8/1/15 to 3/1/16	2	2
		1,975,568
Freddie Mac - 5.2%
4% 5/1/19 to 11/1/20	24,341	23,497
4.301% 12/1/34 (g)	869	872
4.39% 6/1/35 (g)	1,012	1,024
4.414% 3/1/35 (g)	1,010	1,015
4.421% 2/1/34 (g)	586	584
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.443% 3/1/35 (g)	$ 952	$ 957
4.5% 2/1/18 to 8/1/33	24,472	24,226
4.683% 3/1/35 (g)	620	627
4.697% 9/1/36 (g)	3,091	3,100
4.722% 2/1/34 (g)	7,429	7,513
4.787% 2/1/36 (g)	1,210	1,222
4.797% 3/1/35 (g)	2,531	2,550
5% 1/1/09 to 9/1/35	12,145	12,051
5.022% 4/1/35 (g)	526	533
5.112% 7/1/35 (g)	4,450	4,512
5.172% 4/1/35 (g)	3,552	3,586
5.267% 2/1/36 (g)	302	307
5.485% 1/1/36 (g)	4,056	4,129
5.5% 8/1/14 to 7/1/37	122,546	124,591
5.528% 1/1/36 (g)	5,737	5,831
5.583% 2/1/35 (g)	1,215	1,229
5.77% 10/1/35 (g)	1,216	1,238
5.829% 5/1/37 (g)	3,092	3,143
6% 7/1/16 to 11/1/37	45,540	46,879
6% 5/13/38 (d)(e)	10,000	10,230
6% 5/13/38 (d)(e)	15,000	15,344
6% 5/13/38 (d)(e)	9,000	9,207
6.016% 6/1/36 (g)	3,206	3,274
6.224% 5/1/36 (g)	2,660	2,725
6.287% 3/1/37 (g)	8,503	8,721
6.294% 3/1/33 (g)	193	195
6.342% 7/1/36 (g)	3,173	3,254
6.432% 10/1/36 (g)	8,916	9,163
6.5% 11/1/10 to 10/1/36	49,639	51,485
6.605% 12/1/36 (g)	16,788	17,299
6.701% 10/1/36 (g)	8,292	8,542
6.726% 1/1/37 (g)	12,141	12,523
6.849% 10/1/36 (g)	11,340	11,683
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,775	1,874
8.5% 8/1/08 to 9/1/29	199	216
9% 8/1/08 to 10/1/20	76	81
9.5% 6/1/09 to 8/1/21	283	312
9.75% 8/1/14	143	155
10% 7/1/09 to 8/1/21	25	27
11% 7/1/13 to 5/1/14	61	68
12% 8/1/13 to 3/1/15	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.25% 4/1/11	$ 1	$ 1
12.5% 2/1/10 to 6/1/19	21	24
13% 8/1/10 to 6/1/15	7	8
		441,632
Government National Mortgage Association - 4.6%
5% 5/1/38 (d)(e)	100,000	98,738
5.25% 7/20/34 (g)	857	866
5.5% 5/1/38 (d)(e)	10,000	10,129
5.5% 5/1/38 (d)(e)	14,000	14,181
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	22,000	22,285
5.5% 5/20/38 (d)(e)	13,000	13,168
5.5% 5/20/38 (d)(e)	20,000	20,259
5.5% 5/20/38 (d)(e)	3,000	3,039
6% 7/15/08 to 9/15/35	53,845	55,705
6% 5/1/38 (d)	50,000	51,355
6% 5/1/38 (d)(e)	44,000	45,193
6% 5/1/38 (d)	11,000	11,298
6.5% 2/15/24 to 10/15/35	20,597	21,580
7% 10/15/26 to 8/15/32	90	96
7.5% 3/15/28 to 8/15/29	113	121
8% 6/15/18 to 12/15/23	1,273	1,368
8.5% 10/15/08 to 1/15/25	5	5
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	95	108
13.5% 7/15/11	6	7
		397,866
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,790,042)		2,815,066
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.045% 9/25/35 (g) (Cost $9,642)	9,642	9,563
Collateralized Mortgage Obligations - 6.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 6.5%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,396	$ 1,445
Series 1993-109 Class NZ, 6% 7/25/08	177	178
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,952
Series 1993-240 Class PD, 6.25% 12/25/13	4,853	5,004
Series 1994-23:
Class PG, 6% 4/25/23	3,798	3,822
Class PZ, 6% 2/25/24	10,518	10,663
Series 1996-28 Class PK, 6.5% 7/25/25	4,007	4,140
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,764
Series 2006-45 Class OP, 6/25/36 (i)	6,043	4,685
Series 2006-62 Class KP, 4/25/36 (i)	12,654	9,237
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,710	2,867
Series 2003-22 6% 4/25/33 (h)	18,855	4,098
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,094
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.875% 8/25/31 (g)	666	667
Series 2002-49 Class FB, 3.3322% 11/18/31 (g)	1,056	1,040
Series 2002-60 Class FV, 3.895% 4/25/32 (g)	449	449
Series 2002-75 Class FA, 3.895% 11/25/32 (g)	919	921
Series 2004-54 Class FE, 4.045% 2/25/33 (g)	522	516
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	13,352	13,487
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,204
Series 2002-47 Class QE, 5.5% 8/25/17	9,085	9,246
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,081
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,451
Series 2005-102 Class CO, 11/25/35 (i)	6,304	4,850
Series 2006-12 Class BO, 10/25/35 (i)	28,365	21,795
Series 2006-37 Class OW, 5/25/36 (i)	6,781	5,394
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	21,259	21,615
Series 2001-46 Class ZG, 6% 9/25/31	7,775	7,878
Series 2002-79 Class Z, 5.5% 11/25/22	11,666	11,536
Series 2004-3 Class BA, 4% 7/25/17	620	614
Series 2004-91 Class AH, 4.5% 5/25/29	5,725	5,690
Series 2005-117, Class JN, 4.5% 1/25/36	645	551
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2006-72 Class CY, 6% 8/25/26	$ 10,215	$ 10,202
Series 2007-36:
Class GO, 4/25/37 (i)	1,289	975
Class PO, 4/25/37 (i)	2,871	2,146
Class SB, 3.705% 4/25/37 (g)(h)	37,285	3,288
Class SG, 3.705% 4/25/37 (g)(h)	16,766	1,631
Series 2007-66 Class SA, 22.23% 7/25/37 (g)	5,009	6,452
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	834	862
Series 3149 Class OD, 5/15/36 (i)	33,101	24,126
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,430	2,475
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 3.65% 2/15/24 (g)	1,017	1,013
planned amortization class Series 1681 Class PJ, 7% 12/15/23	6,814	6,982
Series 1560 Class PN, 7% 12/15/12	1,860	1,862
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 3.6159% 11/15/30 (g)	253	253
Series 2530 Class FE, 3.3159% 2/15/32 (g)	623	613
Series 2630 Class FL, 3.2159% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	376	346
planned amortization class:
Series 1141 Class G, 9% 9/15/21	395	417
Series 1614 Class L, 6.5% 7/15/23	4,232	4,327
Series 1671 Class G, 6.5% 8/15/23	310	310
Series 2006-15 Class OP, 3/25/36 (i)	7,532	5,544
Series 2131 Class BG, 6% 3/15/29	48,920	49,883
Series 2356 Class GD, 6% 9/15/16	518	530
Series 2376 Class JE, 5.5% 11/15/16	3,574	3,644
Series 2378 Class PE, 5.5% 11/15/16	10,237	10,372
Series 2381 Class OG, 5.5% 11/15/16	2,864	2,902
Series 2390 Class CH, 5.5% 12/15/16	9,276	9,400
Series 2543 Class PM, 5.5% 8/15/18	40	40
Series 2625 Class QX, 2.25% 3/15/22	0	0
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,725
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640:
Class GE, 4.5% 7/15/18	$ 7,310	$ 7,229
Class QG, 2% 4/15/22	20	20
Series 2660 Class ML, 3.5% 7/15/22	1,859	1,855
Series 2682 Class LD, 4.5% 10/15/33	777	702
Series 2752 Class PW, 4% 4/15/22	1,504	1,507
Series 2802 Class OB, 6% 5/15/34	10,455	10,565
Series 2810 Class PD, 6% 6/15/33	995	1,012
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,238
Series 3077 Class TO, 4/15/35 (i)	16,521	12,417
Series 3110 Class OP, 9/15/35 (i)	15,627	11,657
Series 3119 Class PO, 2/15/36 (i)	18,903	14,409
Series 3121 Class KO, 3/15/36 (i)	6,560	5,227
Series 3123 Class LO, 3/15/36 (i)	12,261	8,906
Series 3145 Class GO, 4/15/36 (i)	11,011	8,124
Series 3151 Class PO, 5/15/36 (i)	11,912	8,627
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,788	6,855
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,764
Series 2570 Class CU, 4.5% 7/15/17	1,745	1,737
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,859
Series 2601 Class TB, 5.5% 4/15/23	869	837
Series 2617 Class GW, 3.5% 6/15/16	2,656	2,656
Series 2675 Class CB, 4% 5/15/16	1,688	1,676
Series 2677 Class HG, 3% 8/15/12	291	290
Series 2683 Class JA, 4% 10/15/16	1,796	1,779
Series 2685 Class ND, 4% 10/15/18	9,064	8,517
Series 2750 Class ZT, 5% 2/15/34	1,059	869
Series 2773 Class HC, 4.5% 4/15/19	704	660
Series 2809 Class UA, 4% 12/15/14	2,171	2,165
Series 2849 Class AL, 5% 5/15/18	7,522	7,551
Series 2860 Class CP, 4% 10/15/17	2,004	1,985
Series 2866 Class N, 4.5% 12/15/18	7,031	7,068
Series 2937 Class HJ, 5% 10/15/19	8,335	8,367
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,909
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,495
Series 3013 Class VJ, 5% 1/15/14	1,784	1,802
Series 3401 Class EB, 5% 12/15/22	7,495	7,376
Series 2769 Class BU, 5% 3/15/34	5,712	5,365
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14	$ 1,266	$ 1,249
Series 2957 Class SW, 3.2841% 4/15/35 (g)(h)	26,767	1,461
Series 3002 Class SN, 3.7841% 7/15/35 (g)(h)	26,520	2,189
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,802	9,224
Series 2877 Class JC, 5% 10/15/34	1,324	1,347
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	4,347	4,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,919)		562,974
Cash Equivalents - 29.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 17,560	17,559
2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	683,547	683,509
2.02%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (a)	1,847,943	1,847,839
TOTAL CASH EQUIVALENTS (Cost $2,548,907)		2,548,907
TOTAL INVESTMENT PORTFOLIO - 125.8% (Cost $10,699,065)		10,799,889
NET OTHER ASSETS - (25.8)%		(2,217,423)
NET ASSETS - 100%		$ 8,582,466
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.528% with Goldman Sachs	March 2010	$ 69,000	$ (734)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	35,000	1,035
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	72,000	(3,921)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(11,006)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	173,100	268
Receive semi-annually a fixed rate equal to 3.427% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	88,000	(1,308)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	6,272
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	4,268
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	4,029
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	9,289
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	201,000	(2,870)
		$ 1,310,800	$ 5,322
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,361,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,778,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$17,559,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 6,674
Banc of America Securities LLC	2,149
Dresdner Kleinwort Securities LLC	3,640
J.P. Morgan Securities, Inc.	5,096
$ 17,559
$683,509,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 92,226
Barclays Capital, Inc.	511,437
UBS Securities LLC	73,458
WestLB AG	6,388
$ 683,509
$1,847,839,000 due 5/01/08 at 2.02%
Banc of America Securities LLC	$ 246,971
Bank of America, NA	1,600,868
$ 1,847,839
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,699,643,000. Net unrealized appreciation aggregated $100,246,000, of which $142,637,000 related to appreciated investment securities and $42,391,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.847931.101

AGVT-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.8%
Fannie Mae:
2.5% 4/9/10	$ 14,000	$ 13,926
3.625% 2/12/13 (b)	104,505	104,615
4.75% 11/19/12	29,255	30,736
4.875% 4/15/09	43,349	44,238
4.875% 5/18/12	170,000	179,145
5.125% 4/15/11	188,800	199,507
5.375% 6/12/17	212,163	229,319
6% 5/15/11	53,715	57,833
6.625% 9/15/09	149,585	157,092
Federal Home Loan Bank 5.375% 8/19/11	35,350	37,736
Freddie Mac:
3.5% 5/29/13 (b)	103,800	103,136
4.75% 3/5/12	10,000	10,490
4.875% 2/9/10	27,220	28,169
5% 6/11/09 (b)	100,000	102,442
5% 1/30/14	25,000	26,484
5.125% 4/18/11	31,220	33,000
5.25% 5/21/09	154,235	158,258
5.25% 7/18/11	29,530	31,346
5.5% 8/23/17	2,000	2,183
5.75% 1/15/12	1,686	1,829
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23 (f)	110,500	121,353
6.8% 2/15/12	30,000	31,695
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,883	6,302
6.99% 5/21/16	20,242	22,994
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,352
5.66% 9/15/11 (c)	18,000	19,361
5.685% 5/15/12	24,035	26,053
6.67% 9/15/09	3,500	3,680
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,675	5,609
Series 2002-20K Class 1, 5.08% 11/1/22	13,568	13,676
Series 2003-P10B, Class 1 5.136% 8/10/13	8,849	8,926
Series 2004-20H Class 1, 5.17% 8/1/24	3,521	3,547
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority 5.375% 4/1/56	$ 8,429	$ 8,872
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,866,420
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	138,736	145,901
2.375% 4/15/11	100,244	105,899
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		251,800
U.S. Treasury Obligations - 32.0%
U.S. Treasury Bonds:
4.375% 2/15/38	73,700	72,266
4.75% 2/15/37 (f)	19,000	19,797
5% 5/15/37 (b)	139,000	150,641
6.125% 8/15/29 (b)	162,102	197,587
6.25% 8/15/23	1,500	1,805
8% 11/15/21 (f)	146,794	201,899
U.S. Treasury Notes:
1.75% 3/31/10 (b)	248,922	246,569
2% 2/28/10 (b)	96,125	95,697
2.125% 1/31/10 (b)	298,280	297,697
2.5% 3/31/13	43,781	42,721
2.75% 2/28/13 (b)	54,231	53,536
3.125% 11/30/09 (b)	29,100	29,527
3.125% 4/30/13	2,700	2,711
3.375% 11/30/12 (b)	209,450	212,608
3.5% 2/15/18 (b)	43,000	42,086
3.625% 12/31/12 (b)	32,788	33,669
3.875% 10/31/12	8,500	8,816
4% 9/30/09	3,000	3,077
4.25% 11/15/14 (b)	77,185	81,665
4.25% 11/15/17 (b)	186,000	193,208
4.5% 2/28/11	4,190	4,427
4.625% 8/31/11	593	632
4.625% 7/31/12	20	21
4.625% 11/15/16 (b)	117,000	125,391
4.75% 5/15/14 (b)	78,733	85,598
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17 (b)	$ 231,000	$ 248,866
5.125% 5/15/16	264,330	292,642
TOTAL U.S. TREASURY OBLIGATIONS		2,745,159
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,792,555)		4,863,379
U.S. Government Agency - Mortgage Securities - 32.8%

Fannie Mae - 23.0%
3.706% 10/1/33 (g)	622	627
3.745% 10/1/33 (g)	592	592
3.75% 1/1/34 (g)	511	516
3.861% 6/1/33 (g)	401	400
3.878% 6/1/33 (g)	2,047	2,040
3.902% 5/1/33 (g)	3,591	3,581
3.907% 5/1/33 (g)	165	166
3.908% 5/1/34 (g)	5,786	5,831
3.92% 5/1/34 (g)	4,051	4,080
3.97% 9/1/33 (g)	5,923	5,963
3.999% 4/1/34 (g)	9,256	9,341
4% 9/1/13 to 6/1/20	23,696	23,037
4% 3/1/34 (g)	8,366	8,442
4.024% 6/1/34 (g)	8,337	8,404
4.076% 10/1/18 (g)	372	376
4.138% 5/1/33 (g)	5,923	5,969
4.168% 1/1/35 (g)	1,325	1,332
4.191% 6/1/34 (g)	9,111	9,176
4.234% 1/1/34 (g)	1,825	1,843
4.25% 2/1/35 (g)	666	670
4.257% 10/1/33 (g)	279	282
4.287% 6/1/34 (g)	11,541	11,631
4.291% 3/1/33 (g)	250	252
4.296% 3/1/33 (g)	311	313
4.297% 4/1/33 (g)	107	108
4.311% 1/1/35 (g)	7,919	7,975
4.341% 1/1/35 (g)	733	738
4.343% 10/1/19 (g)	1,057	1,064
4.344% 5/1/35 (g)	410	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 2/1/34 (g)	$ 1,070	$ 1,081
4.363% 11/1/35 (g)	25,591	25,895
4.388% 2/1/35 (g)	1,003	1,010
4.397% 8/1/33 (g)	961	960
4.399% 10/1/34 (g)	3,495	3,518
4.416% 8/1/34 (g)	1,761	1,779
4.428% 11/1/33 (g)	1,337	1,349
4.431% 3/1/35 (g)	1,027	1,035
4.476% 12/1/34 (g)	515	519
4.486% 1/1/35 (g)	4,813	4,856
4.499% 1/1/35 (g)	670	669
4.5% 2/1/18 to 4/1/20	14,225	14,183
4.502% 6/1/33 (g)	231	234
4.52% 5/1/35 (g)	1,672	1,677
4.521% 3/1/35 (g)	451	456
4.526% 7/1/35 (g)	2,135	2,156
4.551% 5/1/35 (g)	513	519
4.57% 10/1/35 (g)	273	276
4.577% 7/1/35 (g)	2,502	2,499
4.638% 4/1/35 (g)	227	230
4.644% 10/1/34 (g)	3,041	3,068
4.686% 9/1/34 (g)	11,989	12,106
4.712% 7/1/34 (g)	1,735	1,755
4.717% 2/1/35 (g)	5,894	5,960
4.731% 12/1/35 (g)	53,611	54,130
4.771% 12/1/34 (g)	603	608
4.772% 12/1/35 (g)	3,731	3,774
4.784% 7/1/35 (g)	4,250	4,304
4.803% 11/1/34 (g)	1,897	1,916
4.804% 6/1/35 (g)	2,777	2,811
4.814% 10/1/35 (g)	1,587	1,601
4.832% 1/1/35 (g)	9,539	9,641
4.836% 9/1/34 (g)	7,993	8,069
4.852% 7/1/34 (g)	4,973	5,033
4.852% 10/1/34 (g)	6,937	7,007
4.855% 7/1/35 (g)	5,378	5,450
4.88% 5/1/35 (g)	1,697	1,720
4.884% 8/1/34 (g)	4,547	4,590
4.932% 8/1/34 (g)	8,012	8,061
4.952% 3/1/35 (g)	4,699	4,758
4.966% 11/1/35 (g)	7,665	7,703
4.971% 2/1/35 (g)	4,740	4,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.996% 2/1/34 (g)	$ 6,941	$ 7,056
5% 6/1/14 to 9/1/37	288,718	286,962
5.017% 7/1/34 (g)	328	333
5.058% 1/1/37 (g)	5,643	5,723
5.071% 8/1/34 (g)	472	473
5.082% 7/1/34 (g)	1,805	1,833
5.083% 1/1/34 (g)	58	58
5.086% 9/1/34 (g)	658	665
5.107% 10/1/35 (g)	3,807	3,870
5.128% 8/1/34 (g)	5,538	5,601
5.135% 3/1/35 (g)	353	358
5.142% 8/1/36 (g)	24,506	24,853
5.165% 3/1/36 (g)	12,697	12,918
5.166% 8/1/33 (g)	833	840
5.212% 5/1/35 (g)	5,148	5,230
5.247% 6/1/35 (g)	2,421	2,445
5.257% 12/1/36 (g)	2,425	2,460
5.283% 4/1/36 (g)	4,760	4,887
5.303% 12/1/34 (g)	868	878
5.304% 3/1/36 (g)	34,894	35,561
5.309% 7/1/35 (g)	279	282
5.312% 7/1/35 (g)	2,037	2,070
5.369% 2/1/37 (g)	2,509	2,552
5.37% 2/1/36 (g)	6,860	6,967
5.378% 2/1/37 (g)	12,258	12,454
5.445% 8/1/36 (g)	5,812	5,939
5.491% 3/1/35 (g)	159	161
5.5% 4/1/09 to 6/1/37	547,268	553,407
5.5% 5/1/38 (d)(e)	4,367	4,393
5.5% 5/1/38 (d)(e)	4,200	4,225
5.5% 5/1/38 (d)(e)	3,200	3,219
5.5% 5/13/38 (d)(e)	5,000	5,030
5.5% 5/13/38 (d)(e)	7,233	7,276
5.5% 5/13/38 (d)(e)	3,000	3,018
5.588% 3/1/35 (g)	442	444
5.59% 2/1/36 (g)	2,844	2,906
5.645% 4/1/36 (g)	11,423	11,675
5.664% 6/1/36 (g)	6,783	6,927
5.695% 1/1/36 (g)	29,886	30,534
5.791% 3/1/36 (g)	7,909	8,086
5.792% 5/1/36 (g)	3,127	3,192
5.796% 1/1/36 (g)	2,417	2,472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.826% 5/1/36 (g)	$ 17,493	$ 17,889
5.854% 3/1/36 (g)	7,481	7,660
5.865% 6/1/35 (g)	1,882	1,922
5.875% 3/1/36 (g)	6,403	6,547
5.894% 12/1/36 (g)	4,190	4,296
5.924% 5/1/36 (g)	4,940	5,066
5.949% 2/1/35 (g)	164	167
5.95% 5/1/36 (g)	2,570	2,635
5.969% 3/1/33 (g)	327	332
6% 4/1/12 to 1/1/38	211,937	218,110
6% 5/13/38 (d)(e)	5,000	5,110
6.01% 4/1/36 (g)	47,723	48,875
6.023% 12/1/36 (g)	28,132	28,862
6.066% 4/1/36 (g)	24,561	25,182
6.095% 3/1/37 (g)	4,492	4,618
6.163% 4/1/36 (g)	4,530	4,647
6.226% 3/1/37 (g)	1,494	1,538
6.229% 5/1/36 (g)	12,923	13,289
6.231% 2/1/35 (g)	392	397
6.239% 6/1/36 (g)	681	696
6.284% 2/1/33 (g)	648	650
6.301% 10/1/36 (g)	20,958	21,577
6.378% 2/1/35 (g)	164	165
6.5% 2/1/12 to 12/1/37	114,107	118,415
6.551% 9/1/36 (g)	8,934	9,220
7% 7/1/13 to 7/1/32	5,032	5,305
7.5% 8/1/10 to 4/1/29	110	114
8.5% 1/1/15 to 7/1/31	512	550
9% 11/1/11 to 5/1/14	513	531
9.5% 11/15/09 to 10/1/20	702	767
11% 8/1/10	7	7
11.25% 5/1/14	8	9
11.5% 6/15/19 to 1/15/21	1,121	1,255
12.5% 8/1/15 to 3/1/16	2	2
		1,975,568
Freddie Mac - 5.2%
4% 5/1/19 to 11/1/20	24,341	23,497
4.301% 12/1/34 (g)	869	872
4.39% 6/1/35 (g)	1,012	1,024
4.414% 3/1/35 (g)	1,010	1,015
4.421% 2/1/34 (g)	586	584
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.443% 3/1/35 (g)	$ 952	$ 957
4.5% 2/1/18 to 8/1/33	24,472	24,226
4.683% 3/1/35 (g)	620	627
4.697% 9/1/36 (g)	3,091	3,100
4.722% 2/1/34 (g)	7,429	7,513
4.787% 2/1/36 (g)	1,210	1,222
4.797% 3/1/35 (g)	2,531	2,550
5% 1/1/09 to 9/1/35	12,145	12,051
5.022% 4/1/35 (g)	526	533
5.112% 7/1/35 (g)	4,450	4,512
5.172% 4/1/35 (g)	3,552	3,586
5.267% 2/1/36 (g)	302	307
5.485% 1/1/36 (g)	4,056	4,129
5.5% 8/1/14 to 7/1/37	122,546	124,591
5.528% 1/1/36 (g)	5,737	5,831
5.583% 2/1/35 (g)	1,215	1,229
5.77% 10/1/35 (g)	1,216	1,238
5.829% 5/1/37 (g)	3,092	3,143
6% 7/1/16 to 11/1/37	45,540	46,879
6% 5/13/38 (d)(e)	10,000	10,230
6% 5/13/38 (d)(e)	15,000	15,344
6% 5/13/38 (d)(e)	9,000	9,207
6.016% 6/1/36 (g)	3,206	3,274
6.224% 5/1/36 (g)	2,660	2,725
6.287% 3/1/37 (g)	8,503	8,721
6.294% 3/1/33 (g)	193	195
6.342% 7/1/36 (g)	3,173	3,254
6.432% 10/1/36 (g)	8,916	9,163
6.5% 11/1/10 to 10/1/36	49,639	51,485
6.605% 12/1/36 (g)	16,788	17,299
6.701% 10/1/36 (g)	8,292	8,542
6.726% 1/1/37 (g)	12,141	12,523
6.849% 10/1/36 (g)	11,340	11,683
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,775	1,874
8.5% 8/1/08 to 9/1/29	199	216
9% 8/1/08 to 10/1/20	76	81
9.5% 6/1/09 to 8/1/21	283	312
9.75% 8/1/14	143	155
10% 7/1/09 to 8/1/21	25	27
11% 7/1/13 to 5/1/14	61	68
12% 8/1/13 to 3/1/15	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.25% 4/1/11	$ 1	$ 1
12.5% 2/1/10 to 6/1/19	21	24
13% 8/1/10 to 6/1/15	7	8
		441,632
Government National Mortgage Association - 4.6%
5% 5/1/38 (d)(e)	100,000	98,738
5.25% 7/20/34 (g)	857	866
5.5% 5/1/38 (d)(e)	10,000	10,129
5.5% 5/1/38 (d)(e)	14,000	14,181
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	7,000	7,091
5.5% 5/1/38 (d)(e)	22,000	22,285
5.5% 5/20/38 (d)(e)	13,000	13,168
5.5% 5/20/38 (d)(e)	20,000	20,259
5.5% 5/20/38 (d)(e)	3,000	3,039
6% 7/15/08 to 9/15/35	53,845	55,705
6% 5/1/38 (d)	50,000	51,355
6% 5/1/38 (d)(e)	44,000	45,193
6% 5/1/38 (d)	11,000	11,298
6.5% 2/15/24 to 10/15/35	20,597	21,580
7% 10/15/26 to 8/15/32	90	96
7.5% 3/15/28 to 8/15/29	113	121
8% 6/15/18 to 12/15/23	1,273	1,368
8.5% 10/15/08 to 1/15/25	5	5
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	95	108
13.5% 7/15/11	6	7
		397,866
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,790,042)		2,815,066
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.045% 9/25/35 (g) (Cost $9,642)	9,642	9,563
Collateralized Mortgage Obligations - 6.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 6.5%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,396	$ 1,445
Series 1993-109 Class NZ, 6% 7/25/08	177	178
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,952
Series 1993-240 Class PD, 6.25% 12/25/13	4,853	5,004
Series 1994-23:
Class PG, 6% 4/25/23	3,798	3,822
Class PZ, 6% 2/25/24	10,518	10,663
Series 1996-28 Class PK, 6.5% 7/25/25	4,007	4,140
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,764
Series 2006-45 Class OP, 6/25/36 (i)	6,043	4,685
Series 2006-62 Class KP, 4/25/36 (i)	12,654	9,237
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,710	2,867
Series 2003-22 6% 4/25/33 (h)	18,855	4,098
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,094
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.875% 8/25/31 (g)	666	667
Series 2002-49 Class FB, 3.3322% 11/18/31 (g)	1,056	1,040
Series 2002-60 Class FV, 3.895% 4/25/32 (g)	449	449
Series 2002-75 Class FA, 3.895% 11/25/32 (g)	919	921
Series 2004-54 Class FE, 4.045% 2/25/33 (g)	522	516
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	13,352	13,487
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,204
Series 2002-47 Class QE, 5.5% 8/25/17	9,085	9,246
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,081
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,451
Series 2005-102 Class CO, 11/25/35 (i)	6,304	4,850
Series 2006-12 Class BO, 10/25/35 (i)	28,365	21,795
Series 2006-37 Class OW, 5/25/36 (i)	6,781	5,394
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	21,259	21,615
Series 2001-46 Class ZG, 6% 9/25/31	7,775	7,878
Series 2002-79 Class Z, 5.5% 11/25/22	11,666	11,536
Series 2004-3 Class BA, 4% 7/25/17	620	614
Series 2004-91 Class AH, 4.5% 5/25/29	5,725	5,690
Series 2005-117, Class JN, 4.5% 1/25/36	645	551
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2006-72 Class CY, 6% 8/25/26	$ 10,215	$ 10,202
Series 2007-36:
Class GO, 4/25/37 (i)	1,289	975
Class PO, 4/25/37 (i)	2,871	2,146
Class SB, 3.705% 4/25/37 (g)(h)	37,285	3,288
Class SG, 3.705% 4/25/37 (g)(h)	16,766	1,631
Series 2007-66 Class SA, 22.23% 7/25/37 (g)	5,009	6,452
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	834	862
Series 3149 Class OD, 5/15/36 (i)	33,101	24,126
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,430	2,475
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 3.65% 2/15/24 (g)	1,017	1,013
planned amortization class Series 1681 Class PJ, 7% 12/15/23	6,814	6,982
Series 1560 Class PN, 7% 12/15/12	1,860	1,862
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 3.6159% 11/15/30 (g)	253	253
Series 2530 Class FE, 3.3159% 2/15/32 (g)	623	613
Series 2630 Class FL, 3.2159% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	376	346
planned amortization class:
Series 1141 Class G, 9% 9/15/21	395	417
Series 1614 Class L, 6.5% 7/15/23	4,232	4,327
Series 1671 Class G, 6.5% 8/15/23	310	310
Series 2006-15 Class OP, 3/25/36 (i)	7,532	5,544
Series 2131 Class BG, 6% 3/15/29	48,920	49,883
Series 2356 Class GD, 6% 9/15/16	518	530
Series 2376 Class JE, 5.5% 11/15/16	3,574	3,644
Series 2378 Class PE, 5.5% 11/15/16	10,237	10,372
Series 2381 Class OG, 5.5% 11/15/16	2,864	2,902
Series 2390 Class CH, 5.5% 12/15/16	9,276	9,400
Series 2543 Class PM, 5.5% 8/15/18	40	40
Series 2625 Class QX, 2.25% 3/15/22	0	0
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,725
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640:
Class GE, 4.5% 7/15/18	$ 7,310	$ 7,229
Class QG, 2% 4/15/22	20	20
Series 2660 Class ML, 3.5% 7/15/22	1,859	1,855
Series 2682 Class LD, 4.5% 10/15/33	777	702
Series 2752 Class PW, 4% 4/15/22	1,504	1,507
Series 2802 Class OB, 6% 5/15/34	10,455	10,565
Series 2810 Class PD, 6% 6/15/33	995	1,012
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,238
Series 3077 Class TO, 4/15/35 (i)	16,521	12,417
Series 3110 Class OP, 9/15/35 (i)	15,627	11,657
Series 3119 Class PO, 2/15/36 (i)	18,903	14,409
Series 3121 Class KO, 3/15/36 (i)	6,560	5,227
Series 3123 Class LO, 3/15/36 (i)	12,261	8,906
Series 3145 Class GO, 4/15/36 (i)	11,011	8,124
Series 3151 Class PO, 5/15/36 (i)	11,912	8,627
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,788	6,855
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,764
Series 2570 Class CU, 4.5% 7/15/17	1,745	1,737
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,859
Series 2601 Class TB, 5.5% 4/15/23	869	837
Series 2617 Class GW, 3.5% 6/15/16	2,656	2,656
Series 2675 Class CB, 4% 5/15/16	1,688	1,676
Series 2677 Class HG, 3% 8/15/12	291	290
Series 2683 Class JA, 4% 10/15/16	1,796	1,779
Series 2685 Class ND, 4% 10/15/18	9,064	8,517
Series 2750 Class ZT, 5% 2/15/34	1,059	869
Series 2773 Class HC, 4.5% 4/15/19	704	660
Series 2809 Class UA, 4% 12/15/14	2,171	2,165
Series 2849 Class AL, 5% 5/15/18	7,522	7,551
Series 2860 Class CP, 4% 10/15/17	2,004	1,985
Series 2866 Class N, 4.5% 12/15/18	7,031	7,068
Series 2937 Class HJ, 5% 10/15/19	8,335	8,367
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,909
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,495
Series 3013 Class VJ, 5% 1/15/14	1,784	1,802
Series 3401 Class EB, 5% 12/15/22	7,495	7,376
Series 2769 Class BU, 5% 3/15/34	5,712	5,365
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14	$ 1,266	$ 1,249
Series 2957 Class SW, 3.2841% 4/15/35 (g)(h)	26,767	1,461
Series 3002 Class SN, 3.7841% 7/15/35 (g)(h)	26,520	2,189
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,802	9,224
Series 2877 Class JC, 5% 10/15/34	1,324	1,347
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	4,347	4,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,919)		562,974
Cash Equivalents - 29.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 17,560	17,559
2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	683,547	683,509
2.02%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (a)	1,847,943	1,847,839
TOTAL CASH EQUIVALENTS (Cost $2,548,907)		2,548,907
TOTAL INVESTMENT PORTFOLIO - 125.8% (Cost $10,699,065)		10,799,889
NET OTHER ASSETS - (25.8)%		(2,217,423)
NET ASSETS - 100%		$ 8,582,466
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.528% with Goldman Sachs	March 2010	$ 69,000	$ (734)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	35,000	1,035
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	72,000	(3,921)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(11,006)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	173,100	268
Receive semi-annually a fixed rate equal to 3.427% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	88,000	(1,308)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	6,272
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	4,268
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	4,029
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	9,289
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	201,000	(2,870)
		$ 1,310,800	$ 5,322
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,361,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,778,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$17,559,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 6,674
Banc of America Securities LLC	2,149
Dresdner Kleinwort Securities LLC	3,640
J.P. Morgan Securities, Inc.	5,096
$ 17,559
$683,509,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 92,226
Barclays Capital, Inc.	511,437
UBS Securities LLC	73,458
WestLB AG	6,388
$ 683,509
$1,847,839,000 due 5/01/08 at 2.02%
Banc of America Securities LLC	$ 246,971
Bank of America, NA	1,600,868
$ 1,847,839
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,699,643,000. Net unrealized appreciation aggregated $100,246,000, of which $142,637,000 related to appreciated investment securities and $42,391,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

April 30, 2008

1.858578.100

RW16-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 36.4%
	Shares	Value
Domestic Equity Funds - 32.9%
Fidelity 100 Index Fund	42,513	$ 423,853
Fidelity Advisor Mid Cap II Fund Institutional Class	20,816	335,974
Fidelity Broad Market Opportunities Fund	58,244	569,045
Fidelity Disciplined Equity Fund	12,853	349,858
Fidelity Equity-Income Fund	6,997	361,303
Fidelity Large Cap Core Enhanced Index Fund	59,330	567,194
Fidelity Small Cap Opportunities Fund	26,527	219,377
TOTAL DOMESTIC EQUITY FUNDS		2,826,604
International Equity Funds - 3.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,401	297,283
TOTAL EQUITY FUNDS (Cost $3,271,037)		3,123,887
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	12,162	103,618
Fidelity Strategic Income Fund	9,766	101,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		205,280

	Shares	Value
Investment Grade Fixed-Income Funds - 37.1%
Fidelity Government Income Fund	60,733	$ 637,090
Fidelity Strategic Real Return Fund	62,241	642,954
Fidelity Total Bond Fund	186,009	1,910,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,190,362
TOTAL FIXED-INCOME FUNDS (Cost $3,385,097)		3,395,642
Short-Term Funds - 24.1%

Fidelity Institutional Money Market Portfolio Institutional Class	1,048,371	1,048,371
Fidelity Short-Term Bond Fund	122,634	1,023,997
TOTAL SHORT-TERM FUNDS (Cost $2,101,720)		2,072,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,757,854)		$ 8,591,897
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,757,856. Net unrealized depreciation aggregated $165,959, of which $61,114 related to appreciated investment securities and $227,073 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2016 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858544.100

ARW16-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 36.4%
	Shares	Value
Domestic Equity Funds - 32.9%
Fidelity 100 Index Fund	42,513	$ 423,853
Fidelity Advisor Mid Cap II Fund Institutional Class	20,816	335,974
Fidelity Broad Market Opportunities Fund	58,244	569,045
Fidelity Disciplined Equity Fund	12,853	349,858
Fidelity Equity-Income Fund	6,997	361,303
Fidelity Large Cap Core Enhanced Index Fund	59,330	567,194
Fidelity Small Cap Opportunities Fund	26,527	219,377
TOTAL DOMESTIC EQUITY FUNDS		2,826,604
International Equity Funds - 3.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,401	297,283
TOTAL EQUITY FUNDS (Cost $3,271,037)		3,123,887
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	12,162	103,618
Fidelity Strategic Income Fund	9,766	101,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		205,280

	Shares	Value
Investment Grade Fixed-Income Funds - 37.1%
Fidelity Government Income Fund	60,733	$ 637,090
Fidelity Strategic Real Return Fund	62,241	642,954
Fidelity Total Bond Fund	186,009	1,910,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,190,362
TOTAL FIXED-INCOME FUNDS (Cost $3,385,097)		3,395,642
Short-Term Funds - 24.1%

Fidelity Institutional Money Market Portfolio Institutional Class	1,048,371	1,048,371
Fidelity Short-Term Bond Fund	122,634	1,023,997
TOTAL SHORT-TERM FUNDS (Cost $2,101,720)		2,072,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,757,854)		$ 8,591,897
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,757,856. Net unrealized depreciation aggregated $165,959, of which $61,114 related to appreciated investment securities and $227,073 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2008

1.858580.100

RW18-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 41.9%
	Shares	Value
Domestic Equity Funds - 37.5%
Fidelity 100 Index Fund	34,638	$ 345,339
Fidelity Advisor Mid Cap II Fund Institutional Class	16,999	274,370
Fidelity Broad Market Opportunities Fund	47,401	463,104
Fidelity Disciplined Equity Fund	10,485	285,415
Fidelity Equity-Income Fund	5,710	294,846
Fidelity Large Cap Core Enhanced Index Fund	48,284	461,599
Fidelity Small Cap Opportunities Fund	21,671	179,215
TOTAL DOMESTIC EQUITY FUNDS		2,303,888
International Equity Funds - 4.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,708	269,444
TOTAL EQUITY FUNDS (Cost $2,699,256)		2,573,332
Fixed-Income Funds - 37.9%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	11,735	99,980
Fidelity Strategic Income Fund	9,388	97,731
TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,711

	Shares	Value
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Government Income Fund	40,572	$ 425,598
Fidelity Strategic Real Return Fund	41,583	429,551
Fidelity Total Bond Fund	124,091	1,274,417
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,129,566
TOTAL FIXED-INCOME FUNDS (Cost $2,317,836)		2,327,277
Short-Term Funds - 20.2%

Fidelity Institutional Money Market Portfolio Institutional Class	627,682	627,682
Fidelity Short-Term Bond Fund	73,639	614,889
TOTAL SHORT-TERM FUNDS (Cost $1,260,998)		1,242,571
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,278,090)		$ 6,143,180
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,278,096. Net unrealized depreciation aggregated $134,916, of which $40,971 related to appreciated investment securities and $175,887 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.100

ARW18-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 41.9%
	Shares	Value
Domestic Equity Funds - 37.5%
Fidelity 100 Index Fund	34,638	$ 345,339
Fidelity Advisor Mid Cap II Fund Institutional Class	16,999	274,370
Fidelity Broad Market Opportunities Fund	47,401	463,104
Fidelity Disciplined Equity Fund	10,485	285,415
Fidelity Equity-Income Fund	5,710	294,846
Fidelity Large Cap Core Enhanced Index Fund	48,284	461,599
Fidelity Small Cap Opportunities Fund	21,671	179,215
TOTAL DOMESTIC EQUITY FUNDS		2,303,888
International Equity Funds - 4.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,708	269,444
TOTAL EQUITY FUNDS (Cost $2,699,256)		2,573,332
Fixed-Income Funds - 37.9%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	11,735	99,980
Fidelity Strategic Income Fund	9,388	97,731
TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,711

	Shares	Value
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Government Income Fund	40,572	$ 425,598
Fidelity Strategic Real Return Fund	41,583	429,551
Fidelity Total Bond Fund	124,091	1,274,417
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,129,566
TOTAL FIXED-INCOME FUNDS (Cost $2,317,836)		2,327,277
Short-Term Funds - 20.2%

Fidelity Institutional Money Market Portfolio Institutional Class	627,682	627,682
Fidelity Short-Term Bond Fund	73,639	614,889
TOTAL SHORT-TERM FUNDS (Cost $1,260,998)		1,242,571
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,278,090)		$ 6,143,180
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,278,096. Net unrealized depreciation aggregated $134,916, of which $40,971 related to appreciated investment securities and $175,887 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2008

1.858583.100

RW20-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity 100 Index Fund	12,558	$ 125,199
Fidelity Advisor Mid Cap II Fund Institutional Class	6,129	98,925
Fidelity Broad Market Opportunities Fund	17,167	167,722
Fidelity Disciplined Equity Fund	3,777	102,802
Fidelity Equity-Income Fund	2,044	105,566
Fidelity Large Cap Core Enhanced Index Fund	17,444	166,763
Fidelity Small Cap Opportunities Fund	7,841	64,843
TOTAL DOMESTIC EQUITY FUNDS		831,820
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,707	108,752
TOTAL EQUITY FUNDS (Cost $948,878)		940,572
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	4,593	39,136
Fidelity Strategic Income Fund	3,685	38,363
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,499

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	12,484	$ 130,954
Fidelity Strategic Real Return Fund	12,852	132,764
Fidelity Total Bond Fund	38,491	395,308
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		659,026
TOTAL FIXED-INCOME FUNDS (Cost $735,008)		736,525
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class	179,074	179,074
Fidelity Short-Term Bond Fund	21,126	176,405
TOTAL SHORT-TERM FUNDS (Cost $360,572)		355,479
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,044,458)		$ 2,032,576
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,044,458. Net unrealized depreciation aggregated $11,882, of which $23,502 related to appreciated investment securities and $35,384 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.100

ARW20-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity 100 Index Fund	12,558	$ 125,199
Fidelity Advisor Mid Cap II Fund Institutional Class	6,129	98,925
Fidelity Broad Market Opportunities Fund	17,167	167,722
Fidelity Disciplined Equity Fund	3,777	102,802
Fidelity Equity-Income Fund	2,044	105,566
Fidelity Large Cap Core Enhanced Index Fund	17,444	166,763
Fidelity Small Cap Opportunities Fund	7,841	64,843
TOTAL DOMESTIC EQUITY FUNDS		831,820
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,707	108,752
TOTAL EQUITY FUNDS (Cost $948,878)		940,572
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	4,593	39,136
Fidelity Strategic Income Fund	3,685	38,363
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,499

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	12,484	$ 130,954
Fidelity Strategic Real Return Fund	12,852	132,764
Fidelity Total Bond Fund	38,491	395,308
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		659,026
TOTAL FIXED-INCOME FUNDS (Cost $735,008)		736,525
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class	179,074	179,074
Fidelity Short-Term Bond Fund	21,126	176,405
TOTAL SHORT-TERM FUNDS (Cost $360,572)		355,479
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,044,458)		$ 2,032,576
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,044,458. Net unrealized depreciation aggregated $11,882, of which $23,502 related to appreciated investment securities and $35,384 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2008

1.858586.100

RW22-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.9%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity 100 Index Fund	33,191	$ 330,917
Fidelity Advisor Mid Cap II Fund Institutional Class	16,288	262,889
Fidelity Broad Market Opportunities Fund	45,407	443,630
Fidelity Disciplined Equity Fund	10,024	272,843
Fidelity Equity-Income Fund	5,461	282,014
Fidelity Large Cap Core Enhanced Index Fund	46,288	442,510
Fidelity Small Cap Opportunities Fund	20,754	171,633
TOTAL DOMESTIC EQUITY FUNDS		2,206,436
International Equity Funds - 6.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,818	314,052
TOTAL EQUITY FUNDS (Cost $2,627,815)		2,520,488
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	12,987	110,645
Fidelity Strategic Income Fund	10,404	108,303
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,948

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	30,478	$ 319,712
Fidelity Strategic Real Return Fund	31,258	322,898
Fidelity Total Bond Fund	93,157	956,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,599,329
TOTAL FIXED-INCOME FUNDS (Cost $1,815,962)		1,818,277
Short-Term Funds - 15.9%

Fidelity Institutional Money Market Portfolio Institutional Class	415,276	415,276
Fidelity Short-Term Bond Fund	48,654	406,259
TOTAL SHORT-TERM FUNDS (Cost $834,201)		821,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,277,978)		$ 5,160,300
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,277,981. Net unrealized depreciation aggregated $117,681, of which $41,475 related to appreciated investment securities and $159,156 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.100

ARW22-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.9%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity 100 Index Fund	33,191	$ 330,917
Fidelity Advisor Mid Cap II Fund Institutional Class	16,288	262,889
Fidelity Broad Market Opportunities Fund	45,407	443,630
Fidelity Disciplined Equity Fund	10,024	272,843
Fidelity Equity-Income Fund	5,461	282,014
Fidelity Large Cap Core Enhanced Index Fund	46,288	442,510
Fidelity Small Cap Opportunities Fund	20,754	171,633
TOTAL DOMESTIC EQUITY FUNDS		2,206,436
International Equity Funds - 6.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,818	314,052
TOTAL EQUITY FUNDS (Cost $2,627,815)		2,520,488
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	12,987	110,645
Fidelity Strategic Income Fund	10,404	108,303
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,948

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	30,478	$ 319,712
Fidelity Strategic Real Return Fund	31,258	322,898
Fidelity Total Bond Fund	93,157	956,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,599,329
TOTAL FIXED-INCOME FUNDS (Cost $1,815,962)		1,818,277
Short-Term Funds - 15.9%

Fidelity Institutional Money Market Portfolio Institutional Class	415,276	415,276
Fidelity Short-Term Bond Fund	48,654	406,259
TOTAL SHORT-TERM FUNDS (Cost $834,201)		821,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,277,978)		$ 5,160,300
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,277,981. Net unrealized depreciation aggregated $117,681, of which $41,475 related to appreciated investment securities and $159,156 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2008

1.858588.100

RW24-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity 100 Index Fund	7,971	$ 79,474
Fidelity Advisor Mid Cap II Fund Institutional Class	3,930	63,425
Fidelity Broad Market Opportunities Fund	10,925	106,737
Fidelity Disciplined Equity Fund	2,417	65,781
Fidelity Equity-Income Fund	1,308	67,536
Fidelity Large Cap Core Enhanced Index Fund	11,110	106,215
Fidelity Small Cap Opportunities Fund	4,967	41,077
TOTAL DOMESTIC EQUITY FUNDS		530,245
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,069	83,094
TOTAL EQUITY FUNDS (Cost $636,271)		613,339
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	3,263	27,802
Fidelity Strategic Income Fund	2,629	27,367
TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,169

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	6,815	$ 71,493
Fidelity Strategic Real Return Fund	7,018	72,496
Fidelity Total Bond Fund	20,699	212,577
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		356,566
TOTAL FIXED-INCOME FUNDS (Cost $409,240)		411,735
Short-Term Funds - 14.5%

Fidelity Institutional Money Market Portfolio Institutional Class	87,746	87,746
Fidelity Short-Term Bond Fund	10,351	86,428
TOTAL SHORT-TERM FUNDS (Cost $177,016)		174,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,222,527)		$ 1,199,248
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,222,527. Net unrealized depreciation aggregated $23,279, of which $10,464 related to appreciated investment securities and $33,743 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.100

ARW24-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity 100 Index Fund	7,971	$ 79,474
Fidelity Advisor Mid Cap II Fund Institutional Class	3,930	63,425
Fidelity Broad Market Opportunities Fund	10,925	106,737
Fidelity Disciplined Equity Fund	2,417	65,781
Fidelity Equity-Income Fund	1,308	67,536
Fidelity Large Cap Core Enhanced Index Fund	11,110	106,215
Fidelity Small Cap Opportunities Fund	4,967	41,077
TOTAL DOMESTIC EQUITY FUNDS		530,245
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,069	83,094
TOTAL EQUITY FUNDS (Cost $636,271)		613,339
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	3,263	27,802
Fidelity Strategic Income Fund	2,629	27,367
TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,169

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	6,815	$ 71,493
Fidelity Strategic Real Return Fund	7,018	72,496
Fidelity Total Bond Fund	20,699	212,577
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		356,566
TOTAL FIXED-INCOME FUNDS (Cost $409,240)		411,735
Short-Term Funds - 14.5%

Fidelity Institutional Money Market Portfolio Institutional Class	87,746	87,746
Fidelity Short-Term Bond Fund	10,351	86,428
TOTAL SHORT-TERM FUNDS (Cost $177,016)		174,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,222,527)		$ 1,199,248
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,222,527. Net unrealized depreciation aggregated $23,279, of which $10,464 related to appreciated investment securities and $33,743 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2008

1.858590.100

RW26-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity 100 Index Fund	9,358	$ 93,297
Fidelity Advisor Mid Cap II Fund Institutional Class	4,591	74,099
Fidelity Broad Market Opportunities Fund	12,792	124,976
Fidelity Disciplined Equity Fund	2,829	77,010
Fidelity Equity-Income Fund	1,533	79,174
Fidelity Large Cap Core Enhanced Index Fund	13,047	124,728
Fidelity Small Cap Opportunities Fund	5,810	48,046
TOTAL DOMESTIC EQUITY FUNDS		621,330
International Equity Funds - 7.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,628	105,548
TOTAL EQUITY FUNDS (Cost $764,608)		726,878
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,954	33,690
Fidelity Strategic Income Fund	3,184	33,140
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,830

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	7,593	$ 79,653
Fidelity Strategic Real Return Fund	7,798	80,556
Fidelity Total Bond Fund	23,224	238,511
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,720
TOTAL FIXED-INCOME FUNDS (Cost $463,061)		465,550
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class	91,275	91,275
Fidelity Short-Term Bond Fund	10,734	89,626
TOTAL SHORT-TERM FUNDS (Cost $183,918)		180,901
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,411,587)		$ 1,373,329
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,411,587. Net unrealized depreciation aggregated $38,258, of which $10,407 related to appreciated investment securities and $48,665 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.100

ARW26-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity 100 Index Fund	9,358	$ 93,297
Fidelity Advisor Mid Cap II Fund Institutional Class	4,591	74,099
Fidelity Broad Market Opportunities Fund	12,792	124,976
Fidelity Disciplined Equity Fund	2,829	77,010
Fidelity Equity-Income Fund	1,533	79,174
Fidelity Large Cap Core Enhanced Index Fund	13,047	124,728
Fidelity Small Cap Opportunities Fund	5,810	48,046
TOTAL DOMESTIC EQUITY FUNDS		621,330
International Equity Funds - 7.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,628	105,548
TOTAL EQUITY FUNDS (Cost $764,608)		726,878
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,954	33,690
Fidelity Strategic Income Fund	3,184	33,140
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,830

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	7,593	$ 79,653
Fidelity Strategic Real Return Fund	7,798	80,556
Fidelity Total Bond Fund	23,224	238,511
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,720
TOTAL FIXED-INCOME FUNDS (Cost $463,061)		465,550
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class	91,275	91,275
Fidelity Short-Term Bond Fund	10,734	89,626
TOTAL SHORT-TERM FUNDS (Cost $183,918)		180,901
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,411,587)		$ 1,373,329
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,411,587. Net unrealized depreciation aggregated $38,258, of which $10,407 related to appreciated investment securities and $48,665 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2008

1.858592.100

RW28-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity 100 Index Fund	37,989	$ 378,746
Fidelity Advisor Mid Cap II Fund Institutional Class	18,624	300,598
Fidelity Broad Market Opportunities Fund	51,767	505,762
Fidelity Disciplined Equity Fund	11,441	311,422
Fidelity Equity-Income Fund	6,234	321,916
Fidelity Large Cap Core Enhanced Index Fund	52,683	503,652
Fidelity Small Cap Opportunities Fund	23,931	197,909
TOTAL DOMESTIC EQUITY FUNDS		2,520,005
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	11,435	459,332
TOTAL EQUITY FUNDS (Cost $3,048,694)		2,979,337
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	16,597	141,404
Fidelity Strategic Income Fund	13,302	138,471
TOTAL HIGH YIELD FIXED-INCOME FUNDS		279,875

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	28,756	$ 301,654
Fidelity Strategic Real Return Fund	29,569	305,448
Fidelity Total Bond Fund	88,167	905,481
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,512,583
TOTAL FIXED-INCOME FUNDS (Cost $1,790,577)		1,792,458
Short-Term Funds - 12.4%

Fidelity Institutional Money Market Portfolio Institutional Class	342,079	342,079
Fidelity Short-Term Bond Fund	39,886	333,048
TOTAL SHORT-TERM FUNDS (Cost $684,714)		675,127
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,523,985)		$ 5,446,922
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,523,985. Net unrealized depreciation aggregated $77,063, of which $61,237 related to appreciated investment securities and $138,300 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.100

ARW28-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity 100 Index Fund	37,989	$ 378,746
Fidelity Advisor Mid Cap II Fund Institutional Class	18,624	300,598
Fidelity Broad Market Opportunities Fund	51,767	505,762
Fidelity Disciplined Equity Fund	11,441	311,422
Fidelity Equity-Income Fund	6,234	321,916
Fidelity Large Cap Core Enhanced Index Fund	52,683	503,652
Fidelity Small Cap Opportunities Fund	23,931	197,909
TOTAL DOMESTIC EQUITY FUNDS		2,520,005
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	11,435	459,332
TOTAL EQUITY FUNDS (Cost $3,048,694)		2,979,337
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	16,597	141,404
Fidelity Strategic Income Fund	13,302	138,471
TOTAL HIGH YIELD FIXED-INCOME FUNDS		279,875

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	28,756	$ 301,654
Fidelity Strategic Real Return Fund	29,569	305,448
Fidelity Total Bond Fund	88,167	905,481
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,512,583
TOTAL FIXED-INCOME FUNDS (Cost $1,790,577)		1,792,458
Short-Term Funds - 12.4%

Fidelity Institutional Money Market Portfolio Institutional Class	342,079	342,079
Fidelity Short-Term Bond Fund	39,886	333,048
TOTAL SHORT-TERM FUNDS (Cost $684,714)		675,127
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,523,985)		$ 5,446,922
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,523,985. Net unrealized depreciation aggregated $77,063, of which $61,237 related to appreciated investment securities and $138,300 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2008

1.858594.100

RW30-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity 100 Index Fund	6,395	$ 63,758
Fidelity Advisor Mid Cap II Fund Institutional Class	3,150	50,842
Fidelity Broad Market Opportunities Fund	8,747	85,458
Fidelity Disciplined Equity Fund	1,941	52,841
Fidelity Equity-Income Fund	1,041	53,754
Fidelity Large Cap Core Enhanced Index Fund	8,905	85,131
Fidelity Small Cap Opportunities Fund	3,985	32,955
TOTAL DOMESTIC EQUITY FUNDS		424,739
International Equity Funds - 9.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,105	84,557
TOTAL EQUITY FUNDS (Cost $531,709)		509,296
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	2,885	24,577
Fidelity Strategic Income Fund	2,328	24,238
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,815

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	4,764	$ 49,979
Fidelity Strategic Real Return Fund	4,878	50,393
Fidelity Total Bond Fund	14,571	149,637
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		250,009
TOTAL FIXED-INCOME FUNDS (Cost $296,835)		298,824
Short-Term Funds - 11.1%

Fidelity Institutional Money Market Portfolio Institutional Class	50,405	50,405
Fidelity Short-Term Bond Fund	6,007	50,162
TOTAL SHORT-TERM FUNDS (Cost $102,028)		100,567
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $930,572)		$ 908,687
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $930,572. Net unrealized depreciation aggregated $21,885, of which $7,191 related to appreciated investment securities and $29,076 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.100

ARW30-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity 100 Index Fund	6,395	$ 63,758
Fidelity Advisor Mid Cap II Fund Institutional Class	3,150	50,842
Fidelity Broad Market Opportunities Fund	8,747	85,458
Fidelity Disciplined Equity Fund	1,941	52,841
Fidelity Equity-Income Fund	1,041	53,754
Fidelity Large Cap Core Enhanced Index Fund	8,905	85,131
Fidelity Small Cap Opportunities Fund	3,985	32,955
TOTAL DOMESTIC EQUITY FUNDS		424,739
International Equity Funds - 9.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,105	84,557
TOTAL EQUITY FUNDS (Cost $531,709)		509,296
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	2,885	24,577
Fidelity Strategic Income Fund	2,328	24,238
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,815

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	4,764	$ 49,979
Fidelity Strategic Real Return Fund	4,878	50,393
Fidelity Total Bond Fund	14,571	149,637
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		250,009
TOTAL FIXED-INCOME FUNDS (Cost $296,835)		298,824
Short-Term Funds - 11.1%

Fidelity Institutional Money Market Portfolio Institutional Class	50,405	50,405
Fidelity Short-Term Bond Fund	6,007	50,162
TOTAL SHORT-TERM FUNDS (Cost $102,028)		100,567
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $930,572)		$ 908,687
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $930,572. Net unrealized depreciation aggregated $21,885, of which $7,191 related to appreciated investment securities and $29,076 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2008

1.858596.100

RW32-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity 100 Index Fund	9,562	$ 95,336
Fidelity Advisor Mid Cap II Fund Institutional Class	4,702	75,885
Fidelity Broad Market Opportunities Fund	13,083	127,817
Fidelity Disciplined Equity Fund	2,893	78,752
Fidelity Equity-Income Fund	1,569	81,046
Fidelity Large Cap Core Enhanced Index Fund	13,330	127,434
Fidelity Small Cap Opportunities Fund	5,944	49,155
TOTAL DOMESTIC EQUITY FUNDS		635,425
International Equity Funds - 10.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,357	134,838
TOTAL EQUITY FUNDS (Cost $829,281)		770,263
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	4,452	37,935
Fidelity Strategic Income Fund	3,589	37,365
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,300

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	6,848	$ 71,840
Fidelity Strategic Real Return Fund	7,044	72,764
Fidelity Total Bond Fund	20,835	213,976
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		358,580
TOTAL FIXED-INCOME FUNDS (Cost $432,317)		433,880
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	66,806	66,806
Fidelity Short-Term Bond Fund	7,890	65,882
TOTAL SHORT-TERM FUNDS (Cost $135,038)		132,688
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,396,636)		$ 1,336,831
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,396,636. Net unrealized depreciation aggregated $59,805, of which $6,589 related to appreciated investment securities and $66,394 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.100

ARW32-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity 100 Index Fund	9,562	$ 95,336
Fidelity Advisor Mid Cap II Fund Institutional Class	4,702	75,885
Fidelity Broad Market Opportunities Fund	13,083	127,817
Fidelity Disciplined Equity Fund	2,893	78,752
Fidelity Equity-Income Fund	1,569	81,046
Fidelity Large Cap Core Enhanced Index Fund	13,330	127,434
Fidelity Small Cap Opportunities Fund	5,944	49,155
TOTAL DOMESTIC EQUITY FUNDS		635,425
International Equity Funds - 10.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,357	134,838
TOTAL EQUITY FUNDS (Cost $829,281)		770,263
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	4,452	37,935
Fidelity Strategic Income Fund	3,589	37,365
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,300

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	6,848	$ 71,840
Fidelity Strategic Real Return Fund	7,044	72,764
Fidelity Total Bond Fund	20,835	213,976
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		358,580
TOTAL FIXED-INCOME FUNDS (Cost $432,317)		433,880
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	66,806	66,806
Fidelity Short-Term Bond Fund	7,890	65,882
TOTAL SHORT-TERM FUNDS (Cost $135,038)		132,688
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,396,636)		$ 1,336,831
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,396,636. Net unrealized depreciation aggregated $59,805, of which $6,589 related to appreciated investment securities and $66,394 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2008

1.858598.100

RW34-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity 100 Index Fund	7,447	$ 74,243
Fidelity Advisor Mid Cap II Fund Institutional Class	3,682	59,426
Fidelity Broad Market Opportunities Fund	10,215	99,802
Fidelity Disciplined Equity Fund	2,263	61,591
Fidelity Equity-Income Fund	1,212	62,590
Fidelity Large Cap Core Enhanced Index Fund	10,396	99,387
Fidelity Small Cap Opportunities Fund	4,651	38,461
TOTAL DOMESTIC EQUITY FUNDS		495,500
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class	2,832	113,744
TOTAL EQUITY FUNDS (Cost $631,558)		609,244
Fixed-Income Funds - 32.1%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,600	30,674
Fidelity Strategic Income Fund	2,884	30,025
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,699
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	5,092	53,413
Fidelity Strategic Real Return Fund	5,255	54,279
Fidelity Total Bond Fund	15,518	159,371
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		267,063
TOTAL FIXED-INCOME FUNDS (Cost $325,965)		327,762
Short-Term Funds - 8.1%

Fidelity Institutional Money Market Portfolio Institutional Class	40,979	40,979
Fidelity Short-Term Bond Fund	4,938	41,236
TOTAL SHORT-TERM FUNDS (Cost $83,393)		82,215
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,040,916)		$ 1,019,221
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,040,916. Net unrealized depreciation aggregated $21,695, of which $8,537 related to appreciated investment securities and $30,232 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.100

ARW34-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity 100 Index Fund	7,447	$ 74,243
Fidelity Advisor Mid Cap II Fund Institutional Class	3,682	59,426
Fidelity Broad Market Opportunities Fund	10,215	99,802
Fidelity Disciplined Equity Fund	2,263	61,591
Fidelity Equity-Income Fund	1,212	62,590
Fidelity Large Cap Core Enhanced Index Fund	10,396	99,387
Fidelity Small Cap Opportunities Fund	4,651	38,461
TOTAL DOMESTIC EQUITY FUNDS		495,500
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class	2,832	113,744
TOTAL EQUITY FUNDS (Cost $631,558)		609,244
Fixed-Income Funds - 32.1%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,600	30,674
Fidelity Strategic Income Fund	2,884	30,025
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,699
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	5,092	53,413
Fidelity Strategic Real Return Fund	5,255	54,279
Fidelity Total Bond Fund	15,518	159,371
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		267,063
TOTAL FIXED-INCOME FUNDS (Cost $325,965)		327,762
Short-Term Funds - 8.1%

Fidelity Institutional Money Market Portfolio Institutional Class	40,979	40,979
Fidelity Short-Term Bond Fund	4,938	41,236
TOTAL SHORT-TERM FUNDS (Cost $83,393)		82,215
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,040,916)		$ 1,019,221
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,040,916. Net unrealized depreciation aggregated $21,695, of which $8,537 related to appreciated investment securities and $30,232 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2008

1.858600.100

RW36-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 49.7%
Fidelity 100 Index Fund	12,473	$ 124,356
Fidelity Advisor Mid Cap II Fund Institutional Class	6,126	98,880
Fidelity Broad Market Opportunities Fund	17,020	166,283
Fidelity Disciplined Equity Fund	3,770	102,623
Fidelity Equity-Income Fund	2,042	105,434
Fidelity Large Cap Core Enhanced Index Fund	17,368	166,039
Fidelity Small Cap Opportunities Fund	7,748	64,075
TOTAL DOMESTIC EQUITY FUNDS		827,690
International Equity Funds - 12.1%
Fidelity Advisor International Discovery Fund Institutional Class	5,012	201,336
TOTAL EQUITY FUNDS (Cost $1,082,216)		1,029,026
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,179	52,648
Fidelity Strategic Income Fund	4,997	52,019
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,667

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	8,345	$ 87,538
Fidelity Strategic Real Return Fund	8,537	88,185
Fidelity Total Bond Fund	25,439	261,254
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		436,977
TOTAL FIXED-INCOME FUNDS (Cost $538,112)		541,644
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	47,878	47,878
Fidelity Short-Term Bond Fund	5,698	47,576
TOTAL SHORT-TERM FUNDS (Cost $96,976)		95,454
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,717,304)		$ 1,666,124
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,717,304. Net unrealized depreciation aggregated $51,180, of which $12,950 related to appreciated investment securities and $64,130 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.100

ARW36-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 49.7%
Fidelity 100 Index Fund	12,473	$ 124,356
Fidelity Advisor Mid Cap II Fund Institutional Class	6,126	98,880
Fidelity Broad Market Opportunities Fund	17,020	166,283
Fidelity Disciplined Equity Fund	3,770	102,623
Fidelity Equity-Income Fund	2,042	105,434
Fidelity Large Cap Core Enhanced Index Fund	17,368	166,039
Fidelity Small Cap Opportunities Fund	7,748	64,075
TOTAL DOMESTIC EQUITY FUNDS		827,690
International Equity Funds - 12.1%
Fidelity Advisor International Discovery Fund Institutional Class	5,012	201,336
TOTAL EQUITY FUNDS (Cost $1,082,216)		1,029,026
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,179	52,648
Fidelity Strategic Income Fund	4,997	52,019
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,667

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	8,345	$ 87,538
Fidelity Strategic Real Return Fund	8,537	88,185
Fidelity Total Bond Fund	25,439	261,254
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		436,977
TOTAL FIXED-INCOME FUNDS (Cost $538,112)		541,644
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	47,878	47,878
Fidelity Short-Term Bond Fund	5,698	47,576
TOTAL SHORT-TERM FUNDS (Cost $96,976)		95,454
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,717,304)		$ 1,666,124
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,717,304. Net unrealized depreciation aggregated $51,180, of which $12,950 related to appreciated investment securities and $64,130 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2008

1.867270.100

RW38-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity 100 Index Fund	9,937	$ 99,071
Fidelity Advisor Mid Cap II Fund Institutional Class	4,872	78,635
Fidelity Broad Market Opportunities Fund	13,594	132,811
Fidelity Disciplined Equity Fund	2,996	81,558
Fidelity Equity-Income Fund	1,637	84,545
Fidelity Large Cap Core Enhanced Index Fund	13,814	132,062
Fidelity Small Cap Opportunities Fund	6,285	51,979
TOTAL DOMESTIC EQUITY FUNDS		660,661
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,097	164,562
TOTAL EQUITY FUNDS (Cost $833,578)		825,223
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	4,996	42,569
Fidelity Strategic Income Fund	3,980	41,435
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,004

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,219	$ 65,238
Fidelity Strategic Real Return Fund	6,396	66,073
Fidelity Total Bond Fund	19,061	195,754
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		327,065
TOTAL FIXED-INCOME FUNDS (Cost $410,323)		411,069
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Institutional Class	24,288	24,288
Fidelity Short-Term Bond Fund	2,851	23,809
TOTAL SHORT-TERM FUNDS (Cost $48,731)		48,097
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,292,632)		$ 1,284,389
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,292,632. Net unrealized depreciation aggregated $8,243, of which $16,541 related to appreciated investment securities and $24,784 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.100

ARW38-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity 100 Index Fund	9,937	$ 99,071
Fidelity Advisor Mid Cap II Fund Institutional Class	4,872	78,635
Fidelity Broad Market Opportunities Fund	13,594	132,811
Fidelity Disciplined Equity Fund	2,996	81,558
Fidelity Equity-Income Fund	1,637	84,545
Fidelity Large Cap Core Enhanced Index Fund	13,814	132,062
Fidelity Small Cap Opportunities Fund	6,285	51,979
TOTAL DOMESTIC EQUITY FUNDS		660,661
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,097	164,562
TOTAL EQUITY FUNDS (Cost $833,578)		825,223
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	4,996	42,569
Fidelity Strategic Income Fund	3,980	41,435
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,004

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,219	$ 65,238
Fidelity Strategic Real Return Fund	6,396	66,073
Fidelity Total Bond Fund	19,061	195,754
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		327,065
TOTAL FIXED-INCOME FUNDS (Cost $410,323)		411,069
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Institutional Class	24,288	24,288
Fidelity Short-Term Bond Fund	2,851	23,809
TOTAL SHORT-TERM FUNDS (Cost $48,731)		48,097
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,292,632)		$ 1,284,389
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,292,632. Net unrealized depreciation aggregated $8,243, of which $16,541 related to appreciated investment securities and $24,784 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2008

1.867274.100

RW40-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.9%
	Shares	Value
Domestic Equity Funds - 52.0%
Fidelity 100 Index Fund	6,862	$ 68,411
Fidelity Advisor Mid Cap II Fund Institutional Class	3,357	54,183
Fidelity Broad Market Opportunities Fund	9,374	91,580
Fidelity Disciplined Equity Fund	2,061	56,094
Fidelity Equity-Income Fund	1,133	58,510
Fidelity Large Cap Core Enhanced Index Fund	9,538	91,184
Fidelity Small Cap Opportunities Fund	4,294	35,507
TOTAL DOMESTIC EQUITY FUNDS		455,469
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,823	113,389
TOTAL EQUITY FUNDS (Cost $584,094)		568,858
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,538	30,141
Fidelity Strategic Income Fund	2,824	29,397
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,538

	Shares	Value
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	4,259	$ 44,677
Fidelity Strategic Real Return Fund	4,390	45,349
Fidelity Total Bond Fund	13,033	133,851
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,877
TOTAL FIXED-INCOME FUNDS (Cost $283,166)		283,415
Short-Term Funds - 2.7%

Fidelity Institutional Money Market Portfolio Institutional Class	11,834	11,834
Fidelity Short-Term Bond Fund	1,380	11,524
TOTAL SHORT-TERM FUNDS (Cost $23,721)		23,358
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $890,981)		$ 875,631
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $890,981. Net unrealized depreciation aggregated $15,350, of which $10,444 related to appreciated investment securities and $25,794 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.100

ARW40-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.9%
	Shares	Value
Domestic Equity Funds - 52.0%
Fidelity 100 Index Fund	6,862	$ 68,411
Fidelity Advisor Mid Cap II Fund Institutional Class	3,357	54,183
Fidelity Broad Market Opportunities Fund	9,374	91,580
Fidelity Disciplined Equity Fund	2,061	56,094
Fidelity Equity-Income Fund	1,133	58,510
Fidelity Large Cap Core Enhanced Index Fund	9,538	91,184
Fidelity Small Cap Opportunities Fund	4,294	35,507
TOTAL DOMESTIC EQUITY FUNDS		455,469
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,823	113,389
TOTAL EQUITY FUNDS (Cost $584,094)		568,858
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,538	30,141
Fidelity Strategic Income Fund	2,824	29,397
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,538

	Shares	Value
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	4,259	$ 44,677
Fidelity Strategic Real Return Fund	4,390	45,349
Fidelity Total Bond Fund	13,033	133,851
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,877
TOTAL FIXED-INCOME FUNDS (Cost $283,166)		283,415
Short-Term Funds - 2.7%

Fidelity Institutional Money Market Portfolio Institutional Class	11,834	11,834
Fidelity Short-Term Bond Fund	1,380	11,524
TOTAL SHORT-TERM FUNDS (Cost $23,721)		23,358
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $890,981)		$ 875,631
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $890,981. Net unrealized depreciation aggregated $15,350, of which $10,444 related to appreciated investment securities and $25,794 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2008

1.867278.100

RW42-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.5%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity 100 Index Fund	8,844	$ 88,173
Fidelity Advisor Mid Cap II Fund Institutional Class	4,317	69,668
Fidelity Broad Market Opportunities Fund	12,096	118,182
Fidelity Disciplined Equity Fund	2,652	72,197
Fidelity Equity-Income Fund	1,467	75,735
Fidelity Large Cap Core Enhanced Index Fund	12,285	117,444
Fidelity Small Cap Opportunities Fund	5,569	46,052
TOTAL DOMESTIC EQUITY FUNDS		587,451
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,617	145,292
TOTAL EQUITY FUNDS (Cost $760,487)		732,743
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	4,632	39,461
Fidelity Strategic Income Fund	3,697	38,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,944

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	5,416	$ 56,810
Fidelity Strategic Real Return Fund	5,583	57,671
Fidelity Total Bond Fund	16,599	170,469
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,950
TOTAL FIXED-INCOME FUNDS (Cost $362,641)		362,894
Short-Term Funds - 2.0%

Fidelity Institutional Money Market Portfolio Institutional Class	11,147	11,147
Fidelity Short-Term Bond Fund	1,296	10,822
TOTAL SHORT-TERM FUNDS (Cost $22,310)		21,969
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,145,438)		$ 1,117,606
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,145,438. Net unrealized depreciation aggregated $27,832, of which $3,900 related to appreciated investment securities and $31,732 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.100

ARW42-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.5%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity 100 Index Fund	8,844	$ 88,173
Fidelity Advisor Mid Cap II Fund Institutional Class	4,317	69,668
Fidelity Broad Market Opportunities Fund	12,096	118,182
Fidelity Disciplined Equity Fund	2,652	72,197
Fidelity Equity-Income Fund	1,467	75,735
Fidelity Large Cap Core Enhanced Index Fund	12,285	117,444
Fidelity Small Cap Opportunities Fund	5,569	46,052
TOTAL DOMESTIC EQUITY FUNDS		587,451
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,617	145,292
TOTAL EQUITY FUNDS (Cost $760,487)		732,743
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	4,632	39,461
Fidelity Strategic Income Fund	3,697	38,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,944

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	5,416	$ 56,810
Fidelity Strategic Real Return Fund	5,583	57,671
Fidelity Total Bond Fund	16,599	170,469
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,950
TOTAL FIXED-INCOME FUNDS (Cost $362,641)		362,894
Short-Term Funds - 2.0%

Fidelity Institutional Money Market Portfolio Institutional Class	11,147	11,147
Fidelity Short-Term Bond Fund	1,296	10,822
TOTAL SHORT-TERM FUNDS (Cost $22,310)		21,969
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,145,438)		$ 1,117,606
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,145,438. Net unrealized depreciation aggregated $27,832, of which $3,900 related to appreciated investment securities and $31,732 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

April 30, 2008

1.800340.104

SLM-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.6%
Fannie Mae:
2.5% 4/9/10	$ 23,200	$ 23,077
3.875% 12/10/09	9,980	10,155
4.75% 11/19/12	16,010	16,820
4.875% 5/18/12	8,000	8,430
5.375% 6/12/17	5,600	6,053
6% 5/15/11	42,330	45,575
Federal Home Loan Bank 5.375% 8/19/11	16,960	18,105
Freddie Mac:
3.5% 5/29/13	8,500	8,446
4.125% 11/30/09	18,200	18,543
5.25% 7/18/11	12,000	12,738
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	7,500	7,924
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,646
5.66% 9/15/11 (b)	9,000	9,680
5.685% 5/15/12	3,915	4,244
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	680	685
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,093
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		204,214
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12	11,996	12,615
U.S. Treasury Obligations - 48.2%
U.S. Treasury Notes:
1.75% 3/31/10 (a)	67,530	66,892
2% 2/28/10	70,398	70,085
2.125% 1/31/10 (a)	23,341	23,295
2.75% 2/28/13	52,225	51,556
4.25% 11/15/14 (a)	38,000	40,206
4.25% 11/15/17 (a)	34,000	35,318
4.625% 7/31/12 (a)(d)	75,500	80,536
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14 (a)(d)	$ 32,058	$ 34,853
4.75% 8/15/17 (a)	50,213	54,097
TOTAL U.S. TREASURY OBLIGATIONS		456,838
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $671,515)		673,667
U.S. Government Agency - Mortgage Securities - 20.5%

Fannie Mae - 14.5%
3.593% 9/1/33 (e)	269	271
3.713% 6/1/33 (e)	799	808
3.745% 10/1/33 (e)	74	74
3.786% 6/1/33 (e)	900	898
3.861% 6/1/33 (e)	63	63
3.878% 6/1/33 (e)	319	318
3.902% 5/1/33 (e)	378	377
3.907% 5/1/33 (e)	22	22
3.908% 5/1/34 (e)	578	582
3.92% 5/1/34 (e)	416	419
3.942% 8/1/33 (e)	357	360
3.97% 9/1/33 (e)	611	615
3.999% 4/1/34 (e)	877	885
4% 9/1/13 to 5/1/20	2,587	2,515
4% 3/1/34 (e)	815	823
4.023% 3/1/34 (e)	1,661	1,676
4.076% 10/1/18 (e)	52	52
4.109% 4/1/34 (e)	1,028	1,028
4.119% 5/1/34 (e)	859	865
4.168% 1/1/35 (e)	187	188
4.234% 1/1/34 (e)	208	210
4.243% 6/1/33 (e)	822	830
4.25% 2/1/35 (e)	87	87
4.257% 10/1/33 (e)	32	33
4.296% 3/1/33 (e)	46	46
4.297% 4/1/33 (e)	16	17
4.311% 1/1/35 (e)	770	776
4.331% 8/1/33 (e)	354	354
4.341% 1/1/35 (e)	96	96
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.343% 10/1/19 (e)	$ 100	$ 100
4.344% 5/1/35 (e)	75	75
4.362% 2/1/34 (e)	177	178
4.373% 1/1/34 (e)	1,088	1,089
4.388% 2/1/35 (e)	162	163
4.397% 8/1/33 (e)	132	131
4.399% 10/1/34 (e)	409	411
4.403% 10/1/33 (e)	390	393
4.416% 8/1/34 (e)	248	251
4.428% 11/1/33 (e)	141	142
4.431% 3/1/35 (e)	154	155
4.458% 8/1/35 (e)	1,244	1,243
4.476% 12/1/34 (e)	48	48
4.486% 1/1/35 (e)	455	459
4.499% 1/1/35 (e)	88	88
4.5% 3/1/18 to 11/1/19	2,548	2,541
4.502% 6/1/33 (e)	27	28
4.52% 5/1/35 (e)	5,848	5,867
4.521% 3/1/35 (e)	59	59
4.526% 7/1/35 (e)	272	274
4.551% 5/1/35 (e)	71	72
4.565% 2/1/35 (e)	364	367
4.57% 10/1/35 (e)	45	46
4.571% 1/1/35 (e)	752	759
4.577% 7/1/35 (e)	258	258
4.608% 5/1/35 (e)	991	999
4.638% 4/1/35 (e)	28	29
4.644% 10/1/34 (e)	292	294
4.656% 8/1/35 (e)	913	931
4.669% 6/1/35 (e)	290	293
4.683% 8/1/35 (e)	428	433
4.686% 9/1/34 (e)	1,171	1,182
4.692% 2/1/35 (e)	1,279	1,294
4.696% 2/1/36 (e)	1,108	1,117
4.697% 10/1/34 (e)	265	267
4.712% 7/1/34 (e)	246	249
4.717% 2/1/35 (e)	575	582
4.731% 12/1/35 (e)	3,578	3,613
4.737% 8/1/34 (e)	1,344	1,347
4.757% 1/1/35 (e)	416	420
4.771% 12/1/34 (e)	74	75
4.784% 7/1/35 (e)	402	407
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.803% 11/1/34 (e)	$ 205	$ 207
4.804% 6/1/35 (e)	285	289
4.814% 10/1/35 (e)	166	167
4.819% 9/1/34 (e)	347	351
4.836% 9/1/34 (e)	781	788
4.841% 1/1/35 (e)	305	309
4.852% 10/1/34 (e)	839	848
4.855% 7/1/35 (e)	524	531
4.864% 4/1/35 (e)	1,044	1,059
4.88% 5/1/35 (e)	171	174
4.885% 10/1/35 (e)	149	150
4.906% 3/1/33 (e)	239	242
4.932% 8/1/34 (e)	783	788
4.951% 8/1/34 (e)	634	643
4.952% 3/1/35 (e)	459	465
4.96% 7/1/36 (e)	354	356
4.966% 11/1/35 (e)	789	793
4.971% 2/1/35 (e)	464	470
4.996% 2/1/34 (e)	658	669
5% 2/1/16 to 1/1/19	1,972	2,000
5% 5/1/23 (c)	9,750	9,811
5.017% 7/1/34 (e)	38	39
5.019% 12/1/32 (e)	882	893
5.041% 10/1/35 (e)	570	579
5.071% 8/1/34 (e)	55	55
5.086% 9/1/34 (e)	66	66
5.107% 10/1/35 (e)	386	392
5.12% 5/1/35 (e)	207	209
5.128% 8/1/34 (e)	541	547
5.135% 3/1/35 (e)	44	45
5.165% 3/1/36 (e)	1,260	1,282
5.166% 8/1/33 (e)	97	98
5.237% 11/1/36 (e)	262	267
5.247% 6/1/35 (e)	313	316
5.257% 12/1/36 (e)	242	245
5.267% 7/1/35 (e)	2,291	2,327
5.283% 4/1/36 (e)	473	485
5.303% 12/1/34 (e)	90	91
5.309% 7/1/35 (e)	33	33
5.327% 2/1/36 (e)	86	87
5.357% 1/1/36 (e)	916	930
5.369% 2/1/37 (e)	237	241
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.37% 2/1/36 (e)	$ 654	$ 664
5.37% 3/1/37 (e)	1,706	1,731
5.378% 2/1/37 (e)	1,161	1,179
5.453% 2/1/37 (e)	1,543	1,571
5.473% 6/1/47 (e)	175	178
5.491% 3/1/35 (e)	18	18
5.5% 1/1/09 to 6/1/20 (f)	20,443	20,763
5.527% 11/1/36 (e)	488	497
5.588% 3/1/35 (e)	498	500
5.59% 2/1/36 (e)	269	275
5.616% 4/1/37 (e)	986	1,004
5.645% 4/1/36 (e)	1,083	1,107
5.664% 6/1/36 (e)	645	659
5.791% 3/1/36 (e)	2,197	2,246
5.796% 1/1/36 (e)	269	275
5.826% 5/1/36 (e)	1,657	1,694
5.877% 9/1/36 (e)	451	458
5.894% 12/1/36 (e)	398	408
5.906% 5/1/36 (e)	718	734
5.949% 2/1/35 (e)	21	22
5.95% 5/1/36 (e)	252	258
5.969% 3/1/33 (e)	38	39
6% 5/1/12 to 3/1/31	16,176	16,681
6.01% 4/1/36 (e)	4,539	4,649
6.095% 3/1/37 (e)	440	453
6.163% 4/1/36 (e)	442	454
6.226% 3/1/37 (e)	140	144
6.231% 2/1/35 (e)	53	54
6.239% 6/1/36 (e)	64	66
6.284% 2/1/33 (e)	68	68
6.378% 2/1/35 (e)	24	24
6.5% 6/1/16 to 7/1/32	1,927	2,005
7% 12/1/08 to 9/1/31	295	305
7.5% 5/1/37	353	373
9% 2/1/13	79	83
9.5% 11/15/09	72	75
10.25% 10/1/09 to 10/1/18	6	7
11% 8/1/10 to 1/1/16	194	206
11.25% 5/1/14 to 1/1/16	51	57
11.5% 9/1/11 to 6/15/19	153	169
12.25% 7/1/12 to 8/1/13	7	8
12.5% 9/1/12 to 7/1/16	131	151
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 10/1/11 to 6/1/15	$ 70	$ 76
13% 7/1/13 to 7/1/15	60	70
13.25% 9/1/11	49	54
13.5% 11/1/14 to 12/1/14	14	16
15% 4/1/12	2	3
		136,885
Freddie Mac - 5.9%
3.379% 7/1/33 (e)	833	831
3.988% 5/1/33 (e)	1,049	1,061
4% 1/1/19 to 11/1/20	4,030	3,891
4.004% 4/1/34 (e)	1,366	1,361
4.12% 7/1/35 (e)	565	570
4.172% 1/1/35 (e)	1,197	1,209
4.301% 12/1/34 (e)	128	128
4.39% 6/1/35 (e)	132	134
4.414% 3/1/35 (e)	139	140
4.421% 2/1/34 (e)	96	95
4.443% 3/1/35 (e)	140	141
4.5% 2/1/18 to 11/1/20	1,470	1,464
4.535% 2/1/35 (e)	245	247
4.649% 6/1/33 (e)	357	355
4.673% 5/1/35 (e)	770	766
4.683% 3/1/35 (e)	89	90
4.697% 9/1/36 (e)	293	294
4.787% 2/1/36 (e)	116	117
4.797% 3/1/35 (e)	248	250
4.87% 10/1/35 (e)	486	493
4.962% 10/1/36 (e)	521	527
5% 3/1/18 to 9/1/35	9,330	9,448
5.031% 7/1/35 (e)	1,356	1,370
5.112% 7/1/35 (e)	450	456
5.172% 4/1/35 (e)	484	489
5.267% 2/1/36 (e)	40	40
5.271% 11/1/35 (e)	436	440
5.289% 12/1/33 (e)	887	890
5.43% 3/1/37 (e)	157	158
5.485% 1/1/36 (e)	410	417
5.5% 8/1/14 to 11/1/20	2,996	3,047
5.52% 4/1/37 (e)	214	220
5.528% 1/1/36 (e)	591	601
5.583% 2/1/35 (e)	175	177
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.588% 3/1/36 (e)	$ 1,819	$ 1,851
5.754% 5/1/37 (e)	2,038	2,072
5.77% 10/1/35 (e)	118	120
5.778% 3/1/37 (e)	952	966
5.794% 4/1/37 (e)	904	919
5.799% 6/1/37 (e)	687	699
5.818% 5/1/37 (e)	1,125	1,144
5.829% 5/1/37 (e)	301	306
5.841% 5/1/37 (e)	175	177
5.94% 4/1/36 (e)	3,204	3,272
6% 7/1/16 to 2/1/19	3,235	3,337
6.016% 6/1/36 (e)	314	321
6.135% 12/1/36 (e)	2,166	2,203
6.141% 2/1/37 (e)	273	279
6.224% 5/1/36 (e)	260	267
6.287% 12/1/36 (e)	641	657
6.294% 3/1/33 (e)	22	23
6.342% 7/1/36 (e)	310	318
6.417% 6/1/37 (e)	70	71
6.485% 9/1/36 (e)	1,557	1,602
6.5% 5/1/08 to 12/1/21	870	899
6.656% 8/1/37 (e)	511	527
7.581% 4/1/37 (e)	75	77
8.5% 5/1/17	11	12
9% 11/1/09 to 8/1/16	28	31
9.5% 7/1/16 to 8/1/21	242	266
10% 7/1/09 to 3/1/21	470	520
10.5% 9/1/09 to 5/1/21	20	21
11% 9/1/20	18	21
11.25% 2/1/10 to 6/1/14	57	64
11.5% 10/1/15 to 8/1/19	44	49
11.75% 7/1/15	1	1
12% 10/1/09 to 11/1/19	104	114
12.25% 12/1/11 to 8/1/15	47	53
12.5% 10/1/09 to 6/1/19	501	564
12.75% 2/1/10 to 10/1/10	5	5
13% 9/1/10 to 5/1/17	86	98
13.25% 11/1/10 to 10/1/13	24	28
13.5% 11/1/10 to 8/1/11	26	29
14% 11/1/12 to 4/1/16	4	5
14.5% 12/1/10	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14.75% 3/1/10	$ 1	$ 1
		55,907
Government National Mortgage Association - 0.1%
8% 12/15/23	379	407
8.5% 6/15/16 to 2/15/17	5	6
10.5% 9/15/15 to 10/15/21	602	693
10.75% 12/15/09 to 3/15/10	5	5
11% 5/20/16 to 1/20/21	39	45
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	40	44
13.25% 8/15/14	9	10
13.5% 7/15/11 to 12/15/14	9	10
14% 6/15/11	5	6
		1,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $191,771)		194,019
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.045% 9/25/35 (e) (Cost $1,220)	1,220	1,210
Collateralized Mortgage Obligations - 7.5%

U.S. Government Agency - 7.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.35% 4/25/24 (e)	3,191	3,145
Series 2007-95 Class A1, 3.145% 8/27/36 (e)	1,478	1,468
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	72	78
Series 1994-12 Class PH, 6.25% 1/25/09	190	191
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,062
Series 2003-28 Class KG, 5.5% 4/25/23	725	699
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	753	759
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.875% 8/25/31 (e)	623	623
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-60 Class FV, 3.895% 4/25/32 (e)	$ 224	$ 225
Series 2002-74 Class FV, 3.345% 11/25/32 (e)	3,116	3,070
Series 2002-75 Class FA, 3.895% 11/25/32 (e)	460	460
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	555	560
Series 2002-11:
Class QC, 5.5% 3/25/17	1,308	1,321
Class UC, 6% 3/25/17	1,018	1,041
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,299
Series 2002-18 Class PC, 5.5% 4/25/17	1,790	1,842
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	1,977
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,141
Series 2002-9 Class PC, 6% 3/25/17	93	94
Series 2003-122 Class OL, 4% 12/25/18	880	831
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,244
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,396
Series 2004-80 Class LD, 4% 1/25/19	980	962
Series 2004-81:
Class KC, 4.5% 4/25/17	690	691
Class KD, 4.5% 7/25/18	1,315	1,308
Series 2005-52 Class PB, 6.5% 12/25/34	1,698	1,772
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	373	377
Series 2002-57 Class BD, 5.5% 9/25/17	331	335
Series 2003-18 Class EY, 5% 6/25/17	1,770	1,770
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 3.1159% 11/15/32 (e)	705	693
Series 2630 Class FL, 3.2159% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	227	185
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	393	402
Series 2376 Class JE, 5.5% 11/15/16	349	356
Series 2378 Class PE, 5.5% 11/15/16	1,001	1,014
Series 2381 Class OG, 5.5% 11/15/16	279	283
Series 2390 Class CH, 5.5% 12/15/16	908	920
Series 2425 Class JH, 6% 3/15/17	479	490
Series 2628 Class OE, 4.5% 6/15/18	705	696
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640 Class GE, 4.5% 7/15/18	$ 3,690	$ 3,649
Series 2695 Class DG, 4% 10/15/18	1,635	1,547
Series 2752 Class PW, 4% 4/15/22	1,196	1,198
Series 2770 Class UD, 4.5% 5/15/17	2,435	2,436
Series 2802 Class OB, 6% 5/15/34	1,355	1,369
Series 2810 Class PD, 6% 6/15/33	1,020	1,037
Series 2831 Class PB, 5% 7/15/19	1,975	1,949
Series 2866 Class XE, 4% 12/15/18	1,875	1,791
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,064	2,184
Series 2546 Class C, 5% 12/15/17	1,115	1,114
Series 2570 Class CU, 4.5% 7/15/17	185	184
Series 2572 Class HK, 4% 2/15/17	262	259
Series 2617 Class GW, 3.5% 6/15/16	1,091	1,091
Series 2860 Class CP, 4% 10/15/17	191	189
Series 2866 Class N, 4.5% 12/15/18	1,328	1,335
Series 2937 Class HJ, 5% 10/15/19	879	883
Series 2998 Class LY, 5.5% 7/15/25	295	280
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,077
Series 3013 Class VJ, 5% 1/15/14	1,789	1,807
Series 3266 Class C, 5% 2/15/20	627	630
Series 2715 Class NG, 4.5% 12/15/18	890	858
Series 2769 Class BU, 5% 3/15/34	1,014	953
Series 2975 Class NA, 5% 7/15/23	510	514
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,922)		71,173
Cash Equivalents - 24.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	$ 30,128	$ 30,126
2.02%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (g)	205,427	205,415
TOTAL CASH EQUIVALENTS (Cost $235,541)		235,541
TOTAL INVESTMENT PORTFOLIO - 124.0% (Cost $1,170,969)		1,175,610
NET OTHER ASSETS - (24.0)%		(227,403)
NET ASSETS - 100%		$ 948,207
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
262 UST 5 YR Index Contracts	July 2008	$ 29,340	$ (56)

The face value of futures purchased as a percentage of net assets - 3.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	$ (152)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	6,600	10
		$ 8,400	$ (142)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,680,000 or 1.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $319,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Includes investment made with cash collateral received from securities on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$30,126,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 4,065
Barclays Capital, Inc.	22,541
UBS Securities LLC	3,238
WestLB AG	282
$ 30,126
$205,415,000 due 5/01/08 at 2.02%
Banc of America Securities LLC	$ 27,455
Bank of America, NA	177,960
$ 205,415
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,170,819,000. Net unrealized appreciation aggregated $4,791,000, of which $11,096,000 related to appreciated investment securities and $6,305,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2008

1.800362.104

ULB-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.3%
	Principal Amount	Value
FINANCIALS - 0.3%
Commercial Banks - 0.1%
Sovereign Bank 4.375% 8/1/13 (b)	$ 500,000	$ 442,500
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.5% 6/20/13 (b)	735,000	632,100
TOTAL NONCONVERTIBLE BONDS (Cost $1,213,916)		1,074,600
Asset-Backed Securities - 5.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.87% 11/25/33 (b)(d)	113,099	83,633
Series 2003-HS1:
Class M1, 3.645% 6/25/33 (b)(d)	10,626	10,416
Class M2, 4.645% 6/25/33 (b)(d)	50,000	44,205
Series 2004-HE1 Class M1, 3.395% 2/25/34 (b)(d)	64,162	60,312
Series 2006-HE2:
Class M3, 3.235% 5/25/36 (b)(d)	240,000	31,272
Class M4, 3.295% 5/25/36 (b)(d)	200,000	24,000
Class M5, 3.335% 5/25/36 (b)(d)	295,000	19,441
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.555% 11/25/34 (b)(d)	560,000	474,122
Series 2004-R9 Class M2, 3.545% 10/25/34 (b)(d)	720,000	439,200
ARG Funding Corp. Series 2005-2A Class A2, 2.91% 5/20/09 (a)(b)	133,333	133,279
Argent Securities, Inc.:
Series 2004-W7 Class M1, 3.445% 5/25/34 (b)(d)	305,000	203,539
Series 2006-W4 Class A2C, 3.055% 5/25/36 (b)(d)	1,200,000	691,876
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.5163% 5/28/44 (b)(d)	278,614	217,319
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.5613% 2/28/44 (b)(d)	148,770	113,809
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9856% 7/20/39 (a)(b)	265,000	214,650
Class B, 3.2856% 7/20/39 (a)(b)	140,000	93,800
Class C, 3.6356% 7/20/39 (a)(b)	180,000	102,600
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 3.035% 12/25/36 (b)(d)	1,000,000	649,531
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.7156% 5/20/17 (a)(b)	364,839	299,729
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	$ 131,896	$ 131,919
Class D, 4.51% 11/20/12	209,796	209,813
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.755% 5/25/33 (b)(d)	18,179	14,697
Series 2004-2 Class M1, 3.395% 5/25/34 (b)(d)	375,000	278,915
Series 2005-1 Class 1AV2, 3.095% 7/25/35 (b)(d)	33,910	25,314
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.2722% 5/28/35 (b)	80,751	61,120
Class AB3, 3.4153% 5/28/35 (b)	32,052	22,698
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 3.72% 3/25/34 (b)(d)	16,647	12,651
Ford Credit Floorplan Master Owner Trust Series 2005-1 Class B, 3.1559% 5/15/10 (b)	1,110,000	1,109,950
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.645% 12/25/33 (b)(d)	196,854	25,591
Series 2004-B Class M1, 3.475% 5/25/34 (b)(d)	205,000	132,205
Series 2005-A:
Class M1, 3.325% 1/25/35 (b)(d)	185,104	129,408
Class M2, 3.355% 1/25/35 (b)(d)	325,000	242,209
Class M4, 3.575% 1/25/35 (b)(d)	125,000	50,038
Series 2006-A:
Class M4, 3.295% 5/25/36 (b)(d)	685,000	39,456
Class M5, 3.395% 5/25/36 (b)(d)	365,000	18,436
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 2.9159% 6/15/11 (b)	925,000	922,500
GSAMP Trust:
Series 2003-FM1 Class M1, 4.03% 3/20/33 (b)(d)	457,301	346,543
Series 2006-NC2 Class M4, 3.245% 6/25/36 (b)(d)	1,541,000	89,763
Series 2007-HE1 Class M1, 3.145% 3/25/47 (b)(d)	335,000	99,931
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 3.105% 6/25/35 (b)	1,747,341	1,570,370
Series 2005-9 Class 2A1, 3.015% 8/25/35 (b)	130,288	128,002
Series 2005-MTR1 Class A1, 3.035% 10/25/35 (b)	438,841	416,760
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.975% 5/25/30 (a)(b)	650,741	494,563
Series 2006-3:
Class B, 3.295% 9/25/46 (a)(b)	450,000	292,500
Class C, 3.445% 9/25/46 (a)(b)	1,150,000	575,000
Holmes Master Issuer PLC Series 2007-2A Class 1C, 2.9431% 7/15/40 (b)	840,000	827,148
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.775% 2/25/33 (b)(d)	$ 14	$ 9
Series 2003-5:
Class A2, 3.595% 12/25/33 (b)(d)	10,566	8,414
Class M1, 3.945% 12/25/33 (b)(d)	143,545	111,965
Series 2003-7 Class A2, 3.275% 3/25/34 (b)(d)	2,079	1,395
Series 2005-1 Class M1, 3.325% 5/25/35 (b)(d)	1,270,000	992,583
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0556% 9/20/33 (b)(d)	84,521	70,998
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 3.1059% 10/15/10 (b)	125,000	125,005
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.72% 7/25/34 (b)(d)	3,764	758
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 3.365% 8/25/35 (b)(d)	39,863	30,558
Morgan Stanley ABS Capital I Trust:
Series 2003-NC10 Class M1, 3.915% 10/25/33 (b)(d)	792,708	626,240
Series 2004-HE6 Class A2, 3.235% 8/25/34 (b)(d)	65,756	43,291
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 3.875% 2/25/33 (b)(d)	14,114	10,480
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.345% 12/25/33 (b)(d)	41,421	35,544
Ocala Funding LLC Series 2006-1A Class A, 3.9356% 3/20/11 (a)(b)	965,000	723,750
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.545% 11/25/33 (b)	27,671	21,882
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 4.345% 9/25/34 (b)(d)	435,000	123,736
Series 2004-WWF1:
Class A5, 3.365% 1/25/35 (b)(d)	3	2
Class M4, 3.995% 1/25/35 (b)(d)	945,000	628,186
Series 2005-WCH1:
Class M2, 3.415% 1/25/35 (b)(d)	1,130,000	836,402
Class M3, 3.455% 1/25/35 (b)(d)	425,000	301,630
Series 2005-WHQ1 Class M7, 4.145% 3/25/35 (b)(d)	910,000	169,309
Providian Master Note Trust Series 2006-C1A Class C1, 3.2659% 3/16/15 (a)(b)	2,465,000	1,802,722
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.695% 4/25/33 (b)(d)	1,451	1,114
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.325% 9/25/34 (b)(d)	21,802	16,222
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.365% 11/25/33 (b)(d)	$ 17,086	$ 13,359
WaMu Master Note Trust Series 2007-C1 Class C1, 3.1159% 5/15/14 (a)(b)	1,595,000	1,264,500
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	14,631	14,630
Series 2004-4 Class D, 3.58% 5/17/12	26,910	26,889
TOTAL ASSET-BACKED SECURITIES (Cost $30,614,606)		20,175,806
Collateralized Mortgage Obligations - 5.7%

Private Sponsor - 5.7%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.085% 5/25/46 (b)	869,100	674,734
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 3.33% 2/17/52 (a)(b)	1,625,000	1,592,500
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 3.145% 3/25/35 (b)	459,660	327,832
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.295% 2/25/35 (b)	182,203	150,962
Series 2004-4 Class 5A2, 3.295% 3/25/35 (b)	45,769	37,153
Series 2005-1 Class 5A2, 3.225% 5/25/35 (b)	124,768	99,879
Series 2005-10 Class 5A2, 3.215% 1/25/36 (b)	820,645	564,706
Series 2005-2:
Class 6A2, 3.175% 6/25/35 (b)	41,992	34,193
Class 6M2, 3.375% 6/25/35 (b)	1,375,000	555,498
Series 2005-3 Class 8A2, 3.135% 7/25/35 (b)	569,135	417,544
Series 2005-5 Class 6A2, 3.125% 9/25/35 (b)	500,633	351,065
Series 2005-8 Class 7A2, 3.175% 11/25/35 (b)	369,669	242,783
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.295% 3/25/34 (b)	4,219	4,034
Series 2004-AR3 Class 6A2, 3.635% 4/25/34 (b)	2,625	1,949
Series 2004-AR5 Class 11A2, 3.635% 6/25/34 (b)	23,582	22,667
Series 2004-AR6 Class 9A2, 3.635% 10/25/34 (b)	31,313	30,349
Series 2004-AR7 Class 6A2, 3.275% 8/25/34 (b)	51,899	48,484
Series 2004-AR8 Class 8A2, 3.275% 9/25/34 (b)	37,512	34,034
CWALT, Inc. floater Series 2005-56 Class 3A1, 3.185% 11/25/35 (b)	298,892	243,481
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.055% 3/25/37 (b)	1,375,000	914,821
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (b)	$ 57,701	$ 52,815
Granite Master Issuer PLC floater Series 2005-2 Class C1, 3.14% 12/20/54 (b)	1,610,000	1,591,485
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 3.225% 12/20/34 (b)	499,973	464,770
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.345% 10/25/34 (b)	323,199	286,576
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.265% 3/25/35 (b)	239,273	187,804
Series 2005-1:
Class M4, 3.645% 4/25/35 (b)	33,962	8,830
Class M5, 3.665% 4/25/35 (b)	33,962	8,151
Class M6, 3.715% 4/25/35 (b)	52,980	11,656
Series 2005-4 Class 1B1, 4.195% 5/25/35 (b)	223,265	29,234
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.2763% 9/26/45 (a)(b)	421,538	210,769
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.385% 11/25/34 (b)	28,840	23,945
Class 2A1, 3.275% 11/25/34 (b)	20,647	18,836
Class 2A2, 3.335% 11/25/34 (b)	4,546	4,011
Series 2005-1 Class 1A1, 3.165% 3/25/35 (b)	60,947	44,342
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2416% 8/25/17 (b)	326,829	328,306
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A:
Class 2A1, 3.285% 3/25/28 (b)	64,906	59,167
Class 2A2, 3.4806% 3/25/28 (b)	23,181	21,172
Series 2003-B Class A1, 3.235% 4/25/28 (b)	67,203	61,006
Series 2003-D Class A, 3.205% 8/25/28 (b)	304,371	301,606
Series 2003-E Class A2, 3.4006% 10/25/28 (b)	116,667	111,624
Series 2003-F Class A2, 5.7613% 10/25/28 (b)	122,159	113,749
Series 2004-A Class A2, 2.7475% 4/25/29 (b)	169,037	154,577
Series 2004-B Class A2, 5.125% 6/25/29 (b)	121,505	113,361
Series 2004-C Class A2, 5.155% 7/25/29 (b)	190,330	180,513
Series 2004-D Class A2, 2.8575% 9/25/29 (b)	212,798	198,843
Series 2004-E Class A2D, 3.0475% 11/25/29 (b)	245,837	221,493
Series 2004-G Class A2, 5.0275% 11/25/29 (b)	80,062	73,114
Series 2005-A Class A2, 3.3206% 2/25/30 (b)	212,989	197,847
Series 2005-B Class A2, 5.085% 7/25/30 (b)	207,369	192,854
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 3.255% 7/25/37 (b)(d)	$ 1,015,000	$ 25,121
MortgageIT Trust floater Series 2004-2:
Class A1, 3.265% 12/25/34 (b)	270,514	250,575
Class A2, 3.345% 12/25/34 (b)	365,396	343,065
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.185% 7/25/35 (b)	1,162,472	788,960
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.195% 3/25/37 (b)(d)	980,000	329,770
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8526% 10/25/35 (b)	647,544	628,830
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	129,960	123,594
Series 2004-SL2 Class A1, 6.5% 10/25/16	33,988	32,275
Series 2005-AR5 Class 1A1, 4.7715% 9/19/35 (b)	343,677	336,047
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (b)	106,141	97,520
Series 2004-1 Class A, 4.1113% 2/20/34 (b)	83,866	78,391
Series 2004-10 Class A4, 4.0938% 11/20/34 (b)	205,319	193,419
Series 2004-12 Class 1A2, 5.115% 1/20/35 (b)	381,255	336,774
Series 2004-4 Class A, 4.0713% 5/20/34 (b)	264,929	237,388
Series 2004-5 Class A3, 2.6625% 6/20/34 (b)	99,038	93,430
Series 2004-6:
Class A3A, 5.1225% 6/20/35 (b)	103,761	92,971
Class A3B, 4.2513% 7/20/34 (b)	207,523	177,587
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (b)	137,981	125,336
Class A3B, 4.3613% 7/20/34 (b)	267,923	240,922
Series 2004-8 Class A2, 3.35% 9/20/34 (b)	411,083	371,132
Series 2005-1 Class A2, 4.0613% 2/20/35 (b)	243,503	189,643
Series 2005-2 Class A2, 3.23% 3/20/35 (b)	294,498	211,902
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.695% 9/25/36 (b)(d)	330,000	21,966
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.295% 9/25/33 (a)(b)	69,911	63,370
Series 2007-GEL1 Class A2, 3.085% 1/25/37 (a)(b)(d)	1,000,000	738,438
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.095% 9/25/36 (b)	2,255,000	1,398,100
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 2.975% 9/25/46 (b)	$ 267,092	$ 264,970
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	79,839	79,992
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	40,154	39,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,699,548)		19,532,261
Commercial Mortgage Securities - 2.8%

Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 3.0459% 10/15/19 (a)(b)	125,000	106,250
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.255% 4/25/34 (a)(b)	195,971	168,535
Class B, 4.795% 4/25/34 (a)(b)	32,662	21,230
Series 2004-2 Class A, 3.325% 8/25/34 (a)(b)	238,166	211,372
Series 2004-3:
Class A2, 3.315% 1/25/35 (a)(b)	42,219	36,097
Class M1, 3.395% 1/25/35 (a)(b)	63,329	52,721
Class M2, 3.895% 1/25/35 (a)(b)	42,219	32,424
Series 2005-2A Class A1, 3.205% 8/25/35 (a)(b)	635,675	592,896
Series 2005-3A Class A2, 3.295% 11/25/35 (a)(b)	225,270	189,002
Series 2005-4A Class A2, 3.285% 1/25/36 (a)(b)	802,017	640,812
Series 2006-2A:
Class A1, 3.125% 7/25/36 (a)(b)	1,365,318	1,119,560
Class B1, 3.765% 7/25/36 (a)(b)	84,374	47,359
Class B3, 5.595% 7/25/36 (a)(b)	138,066	74,390
Series 2006-3A:
Class B1, 3.695% 10/25/36 (a)(b)	131,416	70,176
Class B2, 4.245% 10/25/36 (a)(b)	84,784	45,190
Class B3, 5.495% 10/25/36 (a)(b)	152,612	81,953
Class M4, 3.325% 10/25/36 (a)(b)	131,416	85,092
Class M5, 3.375% 10/25/36 (a)(b)	165,329	103,331
Class M6, 3.455% 10/25/36 (a)(b)	326,420	194,220
Series 2007-1:
Class A2, 3.165% 3/25/37 (a)(b)	308,326	246,661
Class B1, 3.565% 3/25/37 (a)(b)	99,880	52,637
Class B2, 4.045% 3/25/37 (a)(b)	69,482	36,478
Class B3, 6.245% 3/25/37 (a)(b)	204,103	106,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 3.165% 3/25/37 (a)(b)	$ 82,510	$ 60,562
Class M2, 3.185% 3/25/37 (a)(b)	60,797	42,801
Class M3, 3.215% 3/27/37 (a)(b)	56,454	38,219
Class M4, 3.265% 3/25/37 (a)(b)	43,426	27,749
Class M5, 3.315% 3/25/37 (a)(b)	69,482	42,905
Class M6, 3.395% 3/25/37 (a)(b)	95,538	56,081
Series 2007-3:
Class B1, 3.845% 7/25/37 (a)(b)	64,945	41,565
Class B2, 4.495% 7/25/37 (a)(b)	164,528	90,490
Class B3, 6.895% 7/25/37 (a)(b)	86,594	45,895
Class M1, 3.205% 7/25/37 (a)(b)	56,286	37,621
Class M2, 3.235% 7/25/37 (a)(b)	60,616	39,073
Class M3, 3.265% 7/25/37 (a)(b)	95,253	58,104
Class M4, 3.395% 7/25/37 (a)(b)	151,539	90,923
Class M5, 3.495% 7/25/37 (a)(b)	73,605	44,266
Class M6, 3.695% 7/25/37 (a)(b)	56,286	32,387
Series 2007-4A:
Class A2, 3.445% 9/25/37 (a)(b)	639,665	511,732
Class B1, 5.445% 9/25/37 (a)(b)	81,762	41,617
Class B2, 6.345% 9/25/37 (a)(b)	298,190	155,059
Class M1, 3.845% 9/25/37 (a)(b)	72,143	52,664
Class M2, 3.945% 9/25/37 (a)(b)	72,143	50,500
Class M4, 4.495% 9/25/37 (a)(b)	197,190	123,244
Class M5, 4.645% 9/25/37 (a)(b)	197,190	117,328
Class M6, 4.845% 9/25/37 (a)(b)	197,190	111,018
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8 Class X-1M, 1.12% 3/15/22 (a)(c)	10,189,134	12,736
COMM pass-thru certificates floater Series 2005-FL11 Class F, 3.1659% 11/15/17 (a)(b)	127,305	116,874
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.4459% 4/15/21 (a)(b)	300,000	249,000
Class J, 3.5159% 4/15/21 (a)(b)	200,000	158,000
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 3.366% 8/15/19 (a)(b)	420,000	359,100
Series 2006-XLF Class C, 3.916% 7/15/19 (a)(b)	570,000	478,800
Series 2007-XLFA:
Class B, 2.846% 10/15/20 (a)(b)	440,000	374,000
Class J, 3.296% 10/15/20 (a)(b)	175,000	119,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 3.3159% 7/17/17 (a)(b)	$ 864,223	$ 587,672
Class D, 3.4159% 7/17/17 (a)(b)	406,693	268,418
Class E, 3.5159% 7/17/17 (a)(b)	328,483	210,229
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.375% 3/24/18 (a)(b)	178,965	168,228
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class J, 3.3159% 8/11/18 (a)(b)	260,000	191,152
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,977,232)		9,519,532
Cash Equivalents - 84.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	$ 216,953,121	216,941,000
With:
Banc of America Securities LLC at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,301,100, 5.91%- 6%, 10/15/33 - 11/30/35)	15,001,078	15,000,000
Barclays Capital, Inc. at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,300,000, 3.9%- 6.5%, 4/15/09 - 6/15/09)	15,001,078	15,000,000
J.P. Morgan Securities, Inc. at 2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,751,794, 8.75%, 12/29/12)	15,001,099	15,000,000
Lehman Brothers, Inc. at 2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Equity Securities valued at $16,625,000)	15,001,099	15,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,303,460, 4.17%- 6.41%, 10/25/14 - 12/7/40)	15,001,078	15,000,000
TOTAL CASH EQUIVALENTS (Cost $291,941,000)		291,941,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $363,446,302)		342,243,199
NET OTHER ASSETS - 0.6%		1,916,161
NET ASSETS - 100%		$ 344,159,360
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,121,702 or 5.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $9,705,322 or 2.8% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$216,941,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 29,271,894
Barclays Capital, Inc.	162,326,668
UBS Securities LLC	23,315,043
WestLB AG	2,027,395
$ 216,941,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,105,565
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 235,895,358	$ -	0.0%
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $363,445,280. Net unrealized depreciation aggregated $21,202,081, of which $3,118 related to appreciated investment securities and $21,205,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.816726.103

AUSB-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.3%
	Principal Amount	Value
FINANCIALS - 0.3%
Commercial Banks - 0.1%
Sovereign Bank 4.375% 8/1/13 (b)	$ 500,000	$ 442,500
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.5% 6/20/13 (b)	735,000	632,100
TOTAL NONCONVERTIBLE BONDS (Cost $1,213,916)		1,074,600
Asset-Backed Securities - 5.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.87% 11/25/33 (b)(d)	113,099	83,633
Series 2003-HS1:
Class M1, 3.645% 6/25/33 (b)(d)	10,626	10,416
Class M2, 4.645% 6/25/33 (b)(d)	50,000	44,205
Series 2004-HE1 Class M1, 3.395% 2/25/34 (b)(d)	64,162	60,312
Series 2006-HE2:
Class M3, 3.235% 5/25/36 (b)(d)	240,000	31,272
Class M4, 3.295% 5/25/36 (b)(d)	200,000	24,000
Class M5, 3.335% 5/25/36 (b)(d)	295,000	19,441
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.555% 11/25/34 (b)(d)	560,000	474,122
Series 2004-R9 Class M2, 3.545% 10/25/34 (b)(d)	720,000	439,200
ARG Funding Corp. Series 2005-2A Class A2, 2.91% 5/20/09 (a)(b)	133,333	133,279
Argent Securities, Inc.:
Series 2004-W7 Class M1, 3.445% 5/25/34 (b)(d)	305,000	203,539
Series 2006-W4 Class A2C, 3.055% 5/25/36 (b)(d)	1,200,000	691,876
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.5163% 5/28/44 (b)(d)	278,614	217,319
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.5613% 2/28/44 (b)(d)	148,770	113,809
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9856% 7/20/39 (a)(b)	265,000	214,650
Class B, 3.2856% 7/20/39 (a)(b)	140,000	93,800
Class C, 3.6356% 7/20/39 (a)(b)	180,000	102,600
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 3.035% 12/25/36 (b)(d)	1,000,000	649,531
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.7156% 5/20/17 (a)(b)	364,839	299,729
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	$ 131,896	$ 131,919
Class D, 4.51% 11/20/12	209,796	209,813
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.755% 5/25/33 (b)(d)	18,179	14,697
Series 2004-2 Class M1, 3.395% 5/25/34 (b)(d)	375,000	278,915
Series 2005-1 Class 1AV2, 3.095% 7/25/35 (b)(d)	33,910	25,314
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.2722% 5/28/35 (b)	80,751	61,120
Class AB3, 3.4153% 5/28/35 (b)	32,052	22,698
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 3.72% 3/25/34 (b)(d)	16,647	12,651
Ford Credit Floorplan Master Owner Trust Series 2005-1 Class B, 3.1559% 5/15/10 (b)	1,110,000	1,109,950
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.645% 12/25/33 (b)(d)	196,854	25,591
Series 2004-B Class M1, 3.475% 5/25/34 (b)(d)	205,000	132,205
Series 2005-A:
Class M1, 3.325% 1/25/35 (b)(d)	185,104	129,408
Class M2, 3.355% 1/25/35 (b)(d)	325,000	242,209
Class M4, 3.575% 1/25/35 (b)(d)	125,000	50,038
Series 2006-A:
Class M4, 3.295% 5/25/36 (b)(d)	685,000	39,456
Class M5, 3.395% 5/25/36 (b)(d)	365,000	18,436
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 2.9159% 6/15/11 (b)	925,000	922,500
GSAMP Trust:
Series 2003-FM1 Class M1, 4.03% 3/20/33 (b)(d)	457,301	346,543
Series 2006-NC2 Class M4, 3.245% 6/25/36 (b)(d)	1,541,000	89,763
Series 2007-HE1 Class M1, 3.145% 3/25/47 (b)(d)	335,000	99,931
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 3.105% 6/25/35 (b)	1,747,341	1,570,370
Series 2005-9 Class 2A1, 3.015% 8/25/35 (b)	130,288	128,002
Series 2005-MTR1 Class A1, 3.035% 10/25/35 (b)	438,841	416,760
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.975% 5/25/30 (a)(b)	650,741	494,563
Series 2006-3:
Class B, 3.295% 9/25/46 (a)(b)	450,000	292,500
Class C, 3.445% 9/25/46 (a)(b)	1,150,000	575,000
Holmes Master Issuer PLC Series 2007-2A Class 1C, 2.9431% 7/15/40 (b)	840,000	827,148
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.775% 2/25/33 (b)(d)	$ 14	$ 9
Series 2003-5:
Class A2, 3.595% 12/25/33 (b)(d)	10,566	8,414
Class M1, 3.945% 12/25/33 (b)(d)	143,545	111,965
Series 2003-7 Class A2, 3.275% 3/25/34 (b)(d)	2,079	1,395
Series 2005-1 Class M1, 3.325% 5/25/35 (b)(d)	1,270,000	992,583
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0556% 9/20/33 (b)(d)	84,521	70,998
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 3.1059% 10/15/10 (b)	125,000	125,005
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.72% 7/25/34 (b)(d)	3,764	758
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 3.365% 8/25/35 (b)(d)	39,863	30,558
Morgan Stanley ABS Capital I Trust:
Series 2003-NC10 Class M1, 3.915% 10/25/33 (b)(d)	792,708	626,240
Series 2004-HE6 Class A2, 3.235% 8/25/34 (b)(d)	65,756	43,291
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 3.875% 2/25/33 (b)(d)	14,114	10,480
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.345% 12/25/33 (b)(d)	41,421	35,544
Ocala Funding LLC Series 2006-1A Class A, 3.9356% 3/20/11 (a)(b)	965,000	723,750
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.545% 11/25/33 (b)	27,671	21,882
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 4.345% 9/25/34 (b)(d)	435,000	123,736
Series 2004-WWF1:
Class A5, 3.365% 1/25/35 (b)(d)	3	2
Class M4, 3.995% 1/25/35 (b)(d)	945,000	628,186
Series 2005-WCH1:
Class M2, 3.415% 1/25/35 (b)(d)	1,130,000	836,402
Class M3, 3.455% 1/25/35 (b)(d)	425,000	301,630
Series 2005-WHQ1 Class M7, 4.145% 3/25/35 (b)(d)	910,000	169,309
Providian Master Note Trust Series 2006-C1A Class C1, 3.2659% 3/16/15 (a)(b)	2,465,000	1,802,722
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.695% 4/25/33 (b)(d)	1,451	1,114
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.325% 9/25/34 (b)(d)	21,802	16,222
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.365% 11/25/33 (b)(d)	$ 17,086	$ 13,359
WaMu Master Note Trust Series 2007-C1 Class C1, 3.1159% 5/15/14 (a)(b)	1,595,000	1,264,500
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	14,631	14,630
Series 2004-4 Class D, 3.58% 5/17/12	26,910	26,889
TOTAL ASSET-BACKED SECURITIES (Cost $30,614,606)		20,175,806
Collateralized Mortgage Obligations - 5.7%

Private Sponsor - 5.7%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.085% 5/25/46 (b)	869,100	674,734
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 3.33% 2/17/52 (a)(b)	1,625,000	1,592,500
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 3.145% 3/25/35 (b)	459,660	327,832
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.295% 2/25/35 (b)	182,203	150,962
Series 2004-4 Class 5A2, 3.295% 3/25/35 (b)	45,769	37,153
Series 2005-1 Class 5A2, 3.225% 5/25/35 (b)	124,768	99,879
Series 2005-10 Class 5A2, 3.215% 1/25/36 (b)	820,645	564,706
Series 2005-2:
Class 6A2, 3.175% 6/25/35 (b)	41,992	34,193
Class 6M2, 3.375% 6/25/35 (b)	1,375,000	555,498
Series 2005-3 Class 8A2, 3.135% 7/25/35 (b)	569,135	417,544
Series 2005-5 Class 6A2, 3.125% 9/25/35 (b)	500,633	351,065
Series 2005-8 Class 7A2, 3.175% 11/25/35 (b)	369,669	242,783
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.295% 3/25/34 (b)	4,219	4,034
Series 2004-AR3 Class 6A2, 3.635% 4/25/34 (b)	2,625	1,949
Series 2004-AR5 Class 11A2, 3.635% 6/25/34 (b)	23,582	22,667
Series 2004-AR6 Class 9A2, 3.635% 10/25/34 (b)	31,313	30,349
Series 2004-AR7 Class 6A2, 3.275% 8/25/34 (b)	51,899	48,484
Series 2004-AR8 Class 8A2, 3.275% 9/25/34 (b)	37,512	34,034
CWALT, Inc. floater Series 2005-56 Class 3A1, 3.185% 11/25/35 (b)	298,892	243,481
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.055% 3/25/37 (b)	1,375,000	914,821
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (b)	$ 57,701	$ 52,815
Granite Master Issuer PLC floater Series 2005-2 Class C1, 3.14% 12/20/54 (b)	1,610,000	1,591,485
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 3.225% 12/20/34 (b)	499,973	464,770
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.345% 10/25/34 (b)	323,199	286,576
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.265% 3/25/35 (b)	239,273	187,804
Series 2005-1:
Class M4, 3.645% 4/25/35 (b)	33,962	8,830
Class M5, 3.665% 4/25/35 (b)	33,962	8,151
Class M6, 3.715% 4/25/35 (b)	52,980	11,656
Series 2005-4 Class 1B1, 4.195% 5/25/35 (b)	223,265	29,234
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.2763% 9/26/45 (a)(b)	421,538	210,769
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.385% 11/25/34 (b)	28,840	23,945
Class 2A1, 3.275% 11/25/34 (b)	20,647	18,836
Class 2A2, 3.335% 11/25/34 (b)	4,546	4,011
Series 2005-1 Class 1A1, 3.165% 3/25/35 (b)	60,947	44,342
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2416% 8/25/17 (b)	326,829	328,306
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A:
Class 2A1, 3.285% 3/25/28 (b)	64,906	59,167
Class 2A2, 3.4806% 3/25/28 (b)	23,181	21,172
Series 2003-B Class A1, 3.235% 4/25/28 (b)	67,203	61,006
Series 2003-D Class A, 3.205% 8/25/28 (b)	304,371	301,606
Series 2003-E Class A2, 3.4006% 10/25/28 (b)	116,667	111,624
Series 2003-F Class A2, 5.7613% 10/25/28 (b)	122,159	113,749
Series 2004-A Class A2, 2.7475% 4/25/29 (b)	169,037	154,577
Series 2004-B Class A2, 5.125% 6/25/29 (b)	121,505	113,361
Series 2004-C Class A2, 5.155% 7/25/29 (b)	190,330	180,513
Series 2004-D Class A2, 2.8575% 9/25/29 (b)	212,798	198,843
Series 2004-E Class A2D, 3.0475% 11/25/29 (b)	245,837	221,493
Series 2004-G Class A2, 5.0275% 11/25/29 (b)	80,062	73,114
Series 2005-A Class A2, 3.3206% 2/25/30 (b)	212,989	197,847
Series 2005-B Class A2, 5.085% 7/25/30 (b)	207,369	192,854
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 3.255% 7/25/37 (b)(d)	$ 1,015,000	$ 25,121
MortgageIT Trust floater Series 2004-2:
Class A1, 3.265% 12/25/34 (b)	270,514	250,575
Class A2, 3.345% 12/25/34 (b)	365,396	343,065
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.185% 7/25/35 (b)	1,162,472	788,960
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.195% 3/25/37 (b)(d)	980,000	329,770
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8526% 10/25/35 (b)	647,544	628,830
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	129,960	123,594
Series 2004-SL2 Class A1, 6.5% 10/25/16	33,988	32,275
Series 2005-AR5 Class 1A1, 4.7715% 9/19/35 (b)	343,677	336,047
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (b)	106,141	97,520
Series 2004-1 Class A, 4.1113% 2/20/34 (b)	83,866	78,391
Series 2004-10 Class A4, 4.0938% 11/20/34 (b)	205,319	193,419
Series 2004-12 Class 1A2, 5.115% 1/20/35 (b)	381,255	336,774
Series 2004-4 Class A, 4.0713% 5/20/34 (b)	264,929	237,388
Series 2004-5 Class A3, 2.6625% 6/20/34 (b)	99,038	93,430
Series 2004-6:
Class A3A, 5.1225% 6/20/35 (b)	103,761	92,971
Class A3B, 4.2513% 7/20/34 (b)	207,523	177,587
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (b)	137,981	125,336
Class A3B, 4.3613% 7/20/34 (b)	267,923	240,922
Series 2004-8 Class A2, 3.35% 9/20/34 (b)	411,083	371,132
Series 2005-1 Class A2, 4.0613% 2/20/35 (b)	243,503	189,643
Series 2005-2 Class A2, 3.23% 3/20/35 (b)	294,498	211,902
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.695% 9/25/36 (b)(d)	330,000	21,966
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.295% 9/25/33 (a)(b)	69,911	63,370
Series 2007-GEL1 Class A2, 3.085% 1/25/37 (a)(b)(d)	1,000,000	738,438
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.095% 9/25/36 (b)	2,255,000	1,398,100
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 2.975% 9/25/46 (b)	$ 267,092	$ 264,970
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	79,839	79,992
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	40,154	39,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,699,548)		19,532,261
Commercial Mortgage Securities - 2.8%

Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 3.0459% 10/15/19 (a)(b)	125,000	106,250
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.255% 4/25/34 (a)(b)	195,971	168,535
Class B, 4.795% 4/25/34 (a)(b)	32,662	21,230
Series 2004-2 Class A, 3.325% 8/25/34 (a)(b)	238,166	211,372
Series 2004-3:
Class A2, 3.315% 1/25/35 (a)(b)	42,219	36,097
Class M1, 3.395% 1/25/35 (a)(b)	63,329	52,721
Class M2, 3.895% 1/25/35 (a)(b)	42,219	32,424
Series 2005-2A Class A1, 3.205% 8/25/35 (a)(b)	635,675	592,896
Series 2005-3A Class A2, 3.295% 11/25/35 (a)(b)	225,270	189,002
Series 2005-4A Class A2, 3.285% 1/25/36 (a)(b)	802,017	640,812
Series 2006-2A:
Class A1, 3.125% 7/25/36 (a)(b)	1,365,318	1,119,560
Class B1, 3.765% 7/25/36 (a)(b)	84,374	47,359
Class B3, 5.595% 7/25/36 (a)(b)	138,066	74,390
Series 2006-3A:
Class B1, 3.695% 10/25/36 (a)(b)	131,416	70,176
Class B2, 4.245% 10/25/36 (a)(b)	84,784	45,190
Class B3, 5.495% 10/25/36 (a)(b)	152,612	81,953
Class M4, 3.325% 10/25/36 (a)(b)	131,416	85,092
Class M5, 3.375% 10/25/36 (a)(b)	165,329	103,331
Class M6, 3.455% 10/25/36 (a)(b)	326,420	194,220
Series 2007-1:
Class A2, 3.165% 3/25/37 (a)(b)	308,326	246,661
Class B1, 3.565% 3/25/37 (a)(b)	99,880	52,637
Class B2, 4.045% 3/25/37 (a)(b)	69,482	36,478
Class B3, 6.245% 3/25/37 (a)(b)	204,103	106,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 3.165% 3/25/37 (a)(b)	$ 82,510	$ 60,562
Class M2, 3.185% 3/25/37 (a)(b)	60,797	42,801
Class M3, 3.215% 3/27/37 (a)(b)	56,454	38,219
Class M4, 3.265% 3/25/37 (a)(b)	43,426	27,749
Class M5, 3.315% 3/25/37 (a)(b)	69,482	42,905
Class M6, 3.395% 3/25/37 (a)(b)	95,538	56,081
Series 2007-3:
Class B1, 3.845% 7/25/37 (a)(b)	64,945	41,565
Class B2, 4.495% 7/25/37 (a)(b)	164,528	90,490
Class B3, 6.895% 7/25/37 (a)(b)	86,594	45,895
Class M1, 3.205% 7/25/37 (a)(b)	56,286	37,621
Class M2, 3.235% 7/25/37 (a)(b)	60,616	39,073
Class M3, 3.265% 7/25/37 (a)(b)	95,253	58,104
Class M4, 3.395% 7/25/37 (a)(b)	151,539	90,923
Class M5, 3.495% 7/25/37 (a)(b)	73,605	44,266
Class M6, 3.695% 7/25/37 (a)(b)	56,286	32,387
Series 2007-4A:
Class A2, 3.445% 9/25/37 (a)(b)	639,665	511,732
Class B1, 5.445% 9/25/37 (a)(b)	81,762	41,617
Class B2, 6.345% 9/25/37 (a)(b)	298,190	155,059
Class M1, 3.845% 9/25/37 (a)(b)	72,143	52,664
Class M2, 3.945% 9/25/37 (a)(b)	72,143	50,500
Class M4, 4.495% 9/25/37 (a)(b)	197,190	123,244
Class M5, 4.645% 9/25/37 (a)(b)	197,190	117,328
Class M6, 4.845% 9/25/37 (a)(b)	197,190	111,018
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8 Class X-1M, 1.12% 3/15/22 (a)(c)	10,189,134	12,736
COMM pass-thru certificates floater Series 2005-FL11 Class F, 3.1659% 11/15/17 (a)(b)	127,305	116,874
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.4459% 4/15/21 (a)(b)	300,000	249,000
Class J, 3.5159% 4/15/21 (a)(b)	200,000	158,000
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 3.366% 8/15/19 (a)(b)	420,000	359,100
Series 2006-XLF Class C, 3.916% 7/15/19 (a)(b)	570,000	478,800
Series 2007-XLFA:
Class B, 2.846% 10/15/20 (a)(b)	440,000	374,000
Class J, 3.296% 10/15/20 (a)(b)	175,000	119,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 3.3159% 7/17/17 (a)(b)	$ 864,223	$ 587,672
Class D, 3.4159% 7/17/17 (a)(b)	406,693	268,418
Class E, 3.5159% 7/17/17 (a)(b)	328,483	210,229
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.375% 3/24/18 (a)(b)	178,965	168,228
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class J, 3.3159% 8/11/18 (a)(b)	260,000	191,152
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,977,232)		9,519,532
Cash Equivalents - 84.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	$ 216,953,121	216,941,000
With:
Banc of America Securities LLC at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,301,100, 5.91%- 6%, 10/15/33 - 11/30/35)	15,001,078	15,000,000
Barclays Capital, Inc. at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,300,000, 3.9%- 6.5%, 4/15/09 - 6/15/09)	15,001,078	15,000,000
J.P. Morgan Securities, Inc. at 2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,751,794, 8.75%, 12/29/12)	15,001,099	15,000,000
Lehman Brothers, Inc. at 2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Equity Securities valued at $16,625,000)	15,001,099	15,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $15,303,460, 4.17%- 6.41%, 10/25/14 - 12/7/40)	15,001,078	15,000,000
TOTAL CASH EQUIVALENTS (Cost $291,941,000)		291,941,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $363,446,302)		342,243,199
NET OTHER ASSETS - 0.6%		1,916,161
NET ASSETS - 100%		$ 344,159,360
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,121,702 or 5.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $9,705,322 or 2.8% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$216,941,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 29,271,894
Barclays Capital, Inc.	162,326,668
UBS Securities LLC	23,315,043
WestLB AG	2,027,395
$ 216,941,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,105,565
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 235,895,358	$ -	0.0%
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $363,445,280. Net unrealized depreciation aggregated $21,202,081, of which $3,118 related to appreciated investment securities and $21,205,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008